UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03790

Pear Tree Funds

(Exact name of registrant as specified in charter)

55 Old Bedford Road, Lincoln, MA 01773

(Address of principal executive offices)

Willard L. Umphrey

Pear Tree Advisors, Inc.

55 Old Bedford Road, Lincoln, MA 01773

(Name and address of agent for service)

Registrant’s telephone number, including area code: (781) 676-5900

Date of fiscal year end:	March 31

Date of reporting period:	April 1, 2021 through March 31, 2022

ITEM 1(a): REPORTS TO SHAREOWNERS.

ANNUAL REPORT
MARCH 31, 2022
U.S. EQUITY FUNDS
PEAR TREE POLARIS SMALL CAP FUND
PEAR TREE QUALITY FUND
GLOBAL FUND
PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND
INTERNATIONAL EQUITY FUNDS
PEAR TREE AXIOM EMERGING MARKETS WORLD EQUITY FUND
PEAR TREE POLARIS FOREIGN VALUE FUND
PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND
PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND
See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

PEAR TREE FUNDS

Important Information About Access to Shareholder Reports
Paper copies of the Pear Tree Funds’ shareholder reports like this one are no longer being sent by mail, unless you specifically request paper copies of the reports from Pear Tree Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already have elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Pear Tree Funds or your financial intermediary electronically by contacting your financial intermediary or if you invest directly with Pear Tree Funds, by calling 1-800-326-2151 or logging on to www.peartreefunds.com
You may elect to receive all future reports in paper free of charge. You can inform Pear Tree Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting Pear Tree Funds at 1-800-326-2151 or your financial intermediary. Your election to receive or not receive reports in paper will apply to all funds held with Pear Tree Funds.

PEAR TREE FUNDS

Pear Tree Polaris Small Cap Fund
Pear Tree Quality Fund
Pear Tree Essex Environmental Opportunities FundPear Tree Axiom Emerging Markets World Equity Fund
Pear Tree Polaris Foreign Value Fund
Pear Tree Polaris Foreign Value Small Cap Fund
Pear Tree Polaris International Opportunities Fund
ANNUAL REPORT
March 31, 2022
Service Providers	Inside back cover
This report must be preceded or accompanied by a current Pear Tree Funds prospectus for individuals who are not current shareholders of the Funds. If you are not a shareholder of a Pear Tree Fund, you should read the prospectus carefully before investing because it contains more complete information on the Pear Tree Funds’ investment objectives, risks, charges and expenses. Please consider this information carefully. For a prospectus and other information, visit www.peartreefunds.com or call 1-800-326-2151.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither Pear Tree Funds nor U.S. Boston Capital Corporation is a bank.

PEAR TREE FUNDS

Dear Fellow Shareholder,
We are pleased to provide you with the Pear Tree Funds’ Annual Report for the fiscal year ended March 31, 2022 and to update you on recent market conditions and the performance of the Pear Tree Funds.
For current performance information, please visit our website at www.peartreefunds.com. We thank you for your continued confidence in the Pear Tree Funds. Please feel free to e-mail us at info@peartreefunds.com or call us at 1-800-326-2151 with any questions or for assistance on your account.
Sincerely,
Willard Umphrey
President and Chairman

As used in this report; “Fund” refers to a Pear Tree Fund and “Funds” refers to more than one Pear Tree Fund or all Pear Tree Funds, depending on the context.
Any statements in this report regarding market or economic trends or the factors influencing the historical or future performance of the Pear Tree Funds are the views of the Funds’ investment manager and/or sub-advisers as of the date of this report. These views are subject to change at any time based upon market and other conditions, and Fund management and the subadvisers to the Funds disclaim any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any Pear Tree Fund. Any references to specific securities are not recommendations to purchase, hold or sell such securities and may not be representative of any Pear Tree Fund’s current or future investments.
Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

PEAR TREE FUNDS

FUND EXPENSES
We believe it is important for Fund shareholders to have a clear understanding of fund expenses and the impact expenses have on investment returns. The following is important information about each Fund’s Expense Example, which appears on the following page.
Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution (12b-1) fees (on Ordinary Shares) and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on $1,000 being invested at the beginning of the period and held for the entire period from October 1, 2021 to March 31, 2022.
Actual Expenses
The first line for each Share Class for each Fund in the table on the following page provides information about actual account returns and actual expenses. You may use the information in this line, together with the amount you invested for that Fund and Share Class, to estimate the expenses that you paid over the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each Share Class for each Fund in the table on the following page shows you hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
The hypothetical account values and hypothetical expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information only to compare the ongoing expenses of investing in the Fund with the ongoing expenses of other funds. To do so, compare the Fund’s 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

PEAR TREE FUNDS

Expense Example for the 6 months ended March 31, 2022
These examples are based on $1,000 being invested at the beginning of the period and held for the entire period from October 1, 2021 to March 31, 2022.
Pear Tree Fund	Share Class	Total Return Description	Beginning Account Value 10/1/2021	Ending Account Value 3/31/2022	Annualized Expense Ratio	Expenses Paid During the Period* 10/1/2021- 3/31/2022
Small Cap **	Ordinary	Actual	$1,000.00	$1,031.90	1.34%	$6.79
		Hypothetical	$1,000.00	$1,018.25	1.34%	$6.74
	Institutional	Actual	$1,000.00	$1,034.00	0.97%	$4.93
		Hypothetical	$1,000.00	$1,020.09	0.97%	$4.89
Quality **	Ordinary	Actual	$1,000.00	$1,017.50	1.16%	$5.82
		Hypothetical	$1,000.00	$1,019.16	1.16%	$5.83
	Institutional	Actual	$1,000.00	$1,019.40	0.79%	$3.96
		Hypothetical	$1,000.00	$1,021.01	0.79%	$3.96
Environmental	Ordinary	Actual	$1,000.00	$978.30	1.25%	$7.18
Opportunities		Hypothetical	$1,000.00	$1,018.70	1.25%	$6.29
	Institutuional	Actual	$1,000.00	$980.50	1.02%	$5.85
		Hypothetical	$1,000.00	$1,019.86	1.02%	$5.12
	R6	Actual	$1,000.00	$980.00	0.96%	$5.49
		Hypothetical	$1,000.00	$1,020.15	0.96%	$4.83
Emerging Markets	Ordinary	Actual	$1,000.00	$875.40	1.46%	$6.80
World Equity		Hypothetical	$1,000.00	$1,017.68	1.46%	$7.32
	Institutional	Actual	$1,000.00	$876.80	1.08%	$5.07
		Hypothetical	$1,000.00	$1,019.53	1.08%	$5.46
	R6	Actual	$1,000.00	$877.10	0.99%	$4.63
		Hypothetical	$1,000.00	$1,020.00	0.99%	$4.98
Foreign Value	Ordinary	Actual	$1,000.00	$950.20	1.42%	$6.90
		Hypothetical	$1,000.00	$1,017.86	1.42%	$7.14
	Institutional	Actual	$1,000.00	$951.90	1.05%	$5.10
		Hypothetical	$1,000.00	$1,019.70	1.05%	$5.28
	R6	Actual	$1,000.00	$951.50	0.97%	$4.70
		Hypothetical	$1,000.00	$1,020.11	0.97%	$4.87
Foreign Value	Ordinary	Actual	$1,000.00	$952.10	1.42%	$6.90
Small Cap		Hypothetical	$1,000.00	$1,017.86	1.42%	$7.14
	Institutional	Actual	$1,000.00	$954.60	1.05%	$5.11
		Hypothetical	$1,000.00	$1,019.70	1.05%	$5.28
	R6	Actual	$1,000.00	$955.00	1.02%	$4.97
		Hypothetical	$1,000.00	$1,019.85	1.02%	$5.14
International	Ordinary	Actual	$1,000.00	$978.30	1.64%	$8.10
Opportunities		Hypothetical	$1,000.00	$1,016.75	1.64%	$8.25
	Institutional	Actual	$1,000.00	$980.50	1.18%	$5.85
		Hypothetical	$1,000.00	$1,019.03	1.18%	$5.96
	R6	Actual	$1,000.00	$980.00	1.36%	$6.70
		Hypothetical	$1,000.00	$1,018.17	1.36%	$6.83
*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).
** No Class R6 Shares were outstanding for this Fund during the reporting period.

PEAR TREE FUNDS

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Pear Tree Polaris Small Cap Fund

INVESTMENT PROFILE
Fund Information
Net Assets Under Management	$84.2 Million
Number of Portfolio Holdings	61
Average Price to Book Ratio	1.9
Average Price to Earnings Ratio	12.1
	Ordinary	Institutional
Total Expense Ratio (Gross)*	1.63%	1.38%
Total Expense Ratio (Net)*	1.63%	1.26%
Ticker Symbol	USBNX	QBNAX

*
per prospectus dated August 2, 2021. See financial highlights for total expense ratios for the fiscal year ended March 31, 2022. The Fund had no Class R6 Shares outstanding during the period.

All Data as of March 31, 2022
Investment Commentary
(prepared by Polaris Capital Management, LLC, sub-adviser to Pear Tree Polaris Small Cap Fund)
For the fiscal year ended March 31, 2022, Pear Tree Polaris Small Cap Fund’s (the “Fund”) Ordinary Shares outperformed its benchmark, the Russell 2000 Total Return Index (the “Index”). The Fund achieved a return of 2.89% at net asset value compared to (5.79)% for the Index.
Market Conditions and Investment Strategies
During the period, oil prices raced higher on the back of growing demand and tight supply. Producers and refiners like Diamondback Energy, Dril-Quip and CVR Energy, posted heady gains. In the Information Technology (IT) space, Evertec Inc. capitalized on the Puerto Rican economic recovery, where stimulus money spurred on e-commerce. CSG, the service/software supplier to the telecom industry, saw accelerating organic growth bolstered by renewal and expansion of customer relationships.
The Fund purchased out-of-favor, cheaply-price biotechnology stocks during the year on the premise that these fundamentally strong companies could execute strategic plans to build out product pipelines. The thesis held true, with Harmony Biosciences, Pacira Biosciences and Supernus Pharmaceuticals reporting strong results with commercial sales growth.
Some of the Fund’s top performers from 2020 started to lose steam in mid-2021, with Consumer Discretionary holdings, Winnebago Industries, Asbury Automotive and Johnson Outdoors, in negative territory. All three benefitted from consumer buying trends, as RVs, boats and vehicles afforded socially-distanced leisure activity. Sustainability of sales in a post-COVID environment was questioned. Insurance companies, FedNat and United Insurance Holdings, were the two worst performers in the portfolio, both of which reported rising catastrophe claims.
Portfolio Changes
The Fund exited American Woodmark, LCI Industries and EPR Properties on deteriorating fundamentals, while RBB Bancorp was sold on corporate governance concerns. Ameris Bancorp, Allete, Insperity Inc. and Deckers were sold at a profit after reaching target valuation limits. Cash was reallocated to a dozen new stocks with better upside potential including: three biopharmaceutical companies, trucking-related companies, two IT firms and a handful of other stocks likely to endure rising inflation.
A Look Ahead
Although geopolitical tensions, supply chain disruptions, rising inflation and COVID waves continue to roil U.S. markets, the Fund has proven very resilient. We are constantly assessing the portfolio, seeking to ensure that our holdings not only weather the current climate, but thrive in an inflationary period accommodative to value stocks. We expect turnover to keep pace, as we seek opportunities to upgrade both the quality and risk profile of the Fund.

Pear Tree Polaris Small Cap Fund

Top 10 Holdings
Percentage of total net assets	25.3%
South Plains Financial, Inc.	2.8%
Dril-Quip, Inc.	2.7%
Colony Bankcorp, Inc.	2.6%
Allison Transmission Holdings, Inc..	2.6%
Barrett Business Services, Inc.	2.5%
Exco Technologies Limited	2.5%
Graphic Packaging Holding Co.	2.4%
CVR Energy, Inc.	2.4%
OFG Bancorp	2.4%
Cinemark Holdings, Inc.	2.4%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Industrials	22.5%
Financials	22.4%
Information Technology	12.9%
Consumer Discretionary	9.2%
Energy	9.1%
Materials	7.2%
Health Care	6.9%
Consumer Staples	4.2%
Communication Services	2.4%
CASH + other assets (net)	3.2%

Value of a $10,000 Investment
Pear Tree Polaris Small Cap. (PTSC) Ordinary Shares vs. Russell 2000 Index*

*
Polaris took over management of the Fund’s portfolio on 01/01/2015. Returns that cover periods prior to that date include performance information of another investment sub-adviser.

The Fund’s lead portfolio manager is Bernard R. Horn, Jr., of Polaris Capital Management, LLC.

Pear Tree Polaris Small Cap Fund

Average Annual Total Returns
	1Q 2022	Six Months	One Year	Five Year	Ten (3) Year	Since (3) Inception	Inception Date
Ordinary Shares	(2.03)%	3.19%	2.89%	6.07%	7.74%	9.27%	08/03/1992
Institutional Shares(1)	(1.95)%	3.40%	3.27%	6.46%	8.08%	8.91%	01/06/1993
Russell 2000 (2)	(7.53)%	(5.56)%	(5.79)%	9.74%	11.04%	9.76%	————————

(1)
Institutional Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution (12b-1) fees.

(2)
The Russell 2000 Index is a market capitalization-weighted index of 2,000 small company stocks. It is widely recognized as representative of the general market for small company stocks. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. You cannot invest directly in an Index. For comparative performance purposes, the beginning date of the Index is 08/03/92. The Russell 2000 Index is maintained by FTSE Russell, a subsidiary of the London Stock Exchange Group.

(3)
Polaris took over management of the Fund’s portfolio on 01/01/2015. Returns that cover periods prior to that date include performance information of another investment sub-adviser.

The Fund had no Class R6 Shares outstanding during the reporting period.
Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Small company stocks may trade less frequently and in a limited volume, and their prices may fluctuate more than stocks of other companies. Small company stocks may therefore be more vulnerable to adverse developments than those of larger companies. The Fund may invest in issuers in the real estate industry. Changes in real estate values or economic downturns can have a significant negative effect on these issuers. The Fund may invest in foreign issuers that trade on U.S. stock exchanges. These issuers may be subject to special risks including different corporate governance rules and bankruptcy laws.
The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund may be more exposed to individual stock volatility than diversified funds. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on the Fund. The Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk. For example, adverse news from just one or two companies in a particular industry can hurt the prices of all stocks in that industry.

Pear Tree Polaris Small Cap Fund

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Pear Tree Quality Fund

INVESTMENT PROFILE
Fund Information
Net Assets Under Management	$194.7 Million
Number of Portfolio Holdings	44
Average Price to Book Ratio	4.6
Average Price to Earnings Ratio	19.1
	Ordinary	Institutional
Total Expense Ratio (Gross)*	1.52%	1.27%
Total Expense Ratio (Net)*	1.22%	0.79%
Ticker Symbol	USBOX	QGIAX

*
per prospectus dated August 2, 2021. See financial highlights for total expense ratios for the fiscal year ended March 31, 2022. The Fund had no Class R6 Shares outstanding during the period.

All Data as of March 31, 2022
Investment Commentary
(prepared by Pear Tree Advisors, Inc., the Investment Manager to Pear Tree Quality Fund)
For the fiscal year ended March 31, 2022, Pear Tree Quality Fund’s (the “Fund”) Ordinary Shares underperformed its benchmark, S&P 500 (the “Index”). The Fund achieved a return of 10.66% at net asset value compared to 15.65% for the Index.
Market Conditions and Investment Strategies
The Fund’s investment manager currently chooses securities for the Fund by periodically selecting a mutual fund (the “Target Portfolio”) and monitoring the Target Portfolio’s holdings. The Fund’s investment adviser, at the direction of the investment manager, rebalances the Fund’s portfolio to correspond to the Target Portfolio’s most recent holdings as publicly reported. From April 1, 2021 to March 31, 2022, the Fund’s Ordinary Shares, when compared to the Target Portfolio, had a tracking error of 0.29.
Over the previous 12 months, the Communication Services sector was the largest positive contributor to the Fund’s performance mainly due to stock selection. The Health Care, Financials and Materials sectors also contributed to performance.
The Information Technology, Industrials, Energy, Consumer Discretionary, Consumer Staples, Real Estate and Utilities sectors detracted from performance. Overall, stock selection detracted from performance and sector selection was a contributor to performance.
Portfolio Changes
We expect the Fund to have a relatively low turnover rate given the historical stability and relatively low turnover rate of the current Target Portfolio.
For the fiscal period ending March 31, 2022, the Fund rebalanced the holdings four times to replicate the publicly disclosed holdings of the current target portfolio. The four rebalances resulted in the sale of four positions. The Fund opened eight new positions. Three companies in the Information Technology sector, two in the Health Care sector, one in the Industrial sector, one in the Consumer Staples sector, and one in the Consumer Discretionary sector.
A Look Ahead
The Investment Manager does not expect the Current Target Portfolio to materially change its investment strategy in the foreseeable future. For more information on the selection of the Target Portfolio(s), please see the Fund’s Prospectus.

Fund trading execution is overseen by Mark D. Tindall, CFA of Chartwell Investment Partners, LLC

Pear Tree Quality Fund

Top 10 Holdings
Percentage of total net assets	42.7%
Microsoft Corporation	7.1%
UnitedHealth Group, Inc.	5.4%
Apple, Inc.	5.0%
Oracle Corporation	4.2%
Alphabet, Inc Class A	3.8%
Coca-Cola Company (The)	3.7%
Lam Research Corporation	3.5%
U.S. Bancorp	3.4%
Anthem, Inc.	3.3%
Accenture Plc	3.3%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Information Technology	39.6%
Health Care	24.4%
Financials	8.2%
Consumer Staples	8.0%
Communication Services	6.9%
Consumer Discretionary	6.9%
Industrials	5.6%
Energy	0.0%
Materials	0.0%
Real Estate	0.0%
Utilities	0.0%
Cash + other assets (net)	0.4%

Value of a $10,000 Investment
Pear Tree Quality (PTQ) Ordinary Shares vs. S&P 500 Index

Pear Tree Quality Fund

Average Annual Total Returns
	1Q 2022	Six Months	One Year	Five Year	Ten (3) Year	Since (3) Inception	Inception Date
Ordinary Shares	(7.17)%	1.75%	10.66%	16.42%	13.74%	10.14%	05/06/85
Institutional Shares(1)	(7.05)%	1.94%	11.09%	16.86%	14.12%	9.41%	03/25/91
S & P 500 (2)	(4.60)%	5.93%	15.65%	15.99%	14.64%	11.49%	————————

(1)
Institutional Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution (12b-1) fees.

(2)
The S&P 500 Index is an unmanaged index of stocks chosen for their size and industry characteristics. It is widely recognized as representative of stocks in the United States. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. You cannot invest directly in the Index. For comparative performance purposes the beginning date for the Index is 05/29/85. S&P 500 Index is a registered mark of Standard & Poor’s.

(3)
Pear Tree Advisors took over management of the Fund’s portfolio and the Fund changed its strategy on 01/01/2011. Returns that cover periods prior to that date include performance information of other investment sub-advisers pursuing different strategies.

The Fund had no Class R6 Shares outstanding during the reporting period.
Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. Larger companies, may not be able to attain the high growth rates of successful smaller companies, and may be unable to respond as quickly to competitive challenges.
Investing in foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently than the U.S. market.
The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund may be more exposed to individual stock volatility than diversified funds. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on the Fund. The Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk. For example, adverse news from just one or two companies in a particular industry can hurt the prices of all stocks in that industry.
Information technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
Health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence and patent expirations.

Pear Tree Quality Fund

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Pear Tree Essex Environmental Opportunities Fund

INVESTMENT PROFILE
Fund Information
Net Assets	$77.1 Million
Number of Companies	34
Price to Book Ratio	6.6
Price to Earnings Ratio	101.1
	Ordinary	Institutional	R6
Total Expense Ratio (Gross)*	1.57%	1.32%	1.17%
Total Expense Ratio (Net)*	1.26%	1.01%	0.97%
Ticker Symbol	EEOFX	GEOSX	GEORX

*
per prospectus dated January 1, 2022. See financial highlights for the total expense ratios for the six months ended March 31, 2022.

All Data as of March 31, 2022, or for the period September 1, 2021, to March 31, 2022, except as noted
Investment Commentary
(prepared by Essex Investment Management Company, LLC., sub-adviser to Pear Tree Essex Environmental Opportunities Fund)
On September 1, 2021, a reorganization occurred providing for the transfer of all the assets of the Essex Environmental Opportunities Fund to Pear Tree Essex Environmental Opportunities Fund, a newly created series of Pear Tree Funds.
For the period ended, March 31, 2022, Pear Tree Essex Environmental Opportunities Fund’s (the “Fund”) Ordinary Shares underperformed its benchmark, the MSCI World Index (the “Index”). The Fund achieved a return of  (6.59)% at net asset value compared to 10.60% for the Index.
Market Conditions and Investment Strategies
We believe companies solving environmental challenges will deliver above-market growth. When the market is solely focused on macro risks, the Fund’s growth and size biases may become headwinds. While market fears of higher inflation and continued supply chain challenges may cause hurdles in the near-term, we believe these challenges are ultimately solved by our investment thesis.
Portfolio Changes
Four holdings were sold: Eneti, which services offshore wind farms; NEL ASA, a manufacturer of hydrogen electrolysers; Farmers Edge, an agricultural management software firm; and Aumann AG, an electric motor manufacturer. We added two holdings: Enovix, an emerging company with new battery technology that promises better energy density than traditional lithium-ion batteries; and SunOpta, focused on organic foods and non-dairy milk. We often used the Fund’s asset inflows to add to existing holdings where fundamentals are intact.
A Look Ahead
We have never been more optimistic for the long-term outlook of our investment thesis. The world has endured a global pandemic, a breakdown of international relations with trade partners and a land war in Europe. These events have exacerbated inflation, created more supply chain disruptions, food shortages and an energy crisis. This, in our opinion, along with increased frequency and severity of storms and natural disasters, wreaking havoc with severe economic and social costs require solutions now more than ever. The Fund is invested in companies providing the solutions: increased resource optimization, cheap sustainable energy, improved resiliency of the electrical grid, greater energy efficiency, increased agricultural productivity, electrification of our transportation, and factory automation among others. We look forward to continuing our journey to help solve the world’s problems.

Pear Tree Essex Environmental Opportunities Fund

Top 10 Holdings
Percentage of total net assets	37.6%
SolarEdge Technologies, Inc.	4.4%
Kingspan Group plc	4.1%
MP Materials Corp.	4.0%
Energy Recovery, Inc.	3.8%
Generac Holdings Inc.	3.8%
Enphase Energy, Inc.	3.6%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3.6%
Wolfspeed, Inc.	3.5%
Badger Meter, Inc.	3.4%
Aspen Aerogels, Inc.	3.4%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Information Technology	35.3%
Industrials	31.9%
Materials	16.4%
Financials	3.6%
Utilities	2.5%
Consumer Discretionary	2.1%
Consumer Staples	1.7%
CASH + other assets (net)	6.5%

Top 10 Country Allocations
Percentage of total net assets	93.5%
United States	62.0%
Israel	7.2%
Germany	7.1%
Ireland	6.2%
Japan	4.5%
Switzerland	2.7%
Denmark	2.5%
Belgium	1.3%
Value of a $10,000 Investment
Pear Tree Essex Environmental Opportunities (EEOFX) Ordinary Shares vs.MSCI World Index*

*
Performance for periods prior to September 1, 2021 represents the performance of Essex Environmental Opportunities Fund, the predecessor fund of the Fund

Pear Tree Essex Environmental Opportunities Fund

Average Annual Total Returns*
	1Q 2022	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	(11.28)%	(9.11)%	(6.59)%	-%	-%	12.94%	09/01/2017
Institutional Shares(1)	(11.21)%	(9.06)%	(6.37)%	-%	-%	13.21%	09/01/2017
R6 Shares (1)	(11.19)%	(8.99)%	-%	-%	-%	(15.00)%	09/01/2021
MSCI World (2)	(5.04)%	2.42%	10.60%	-%	-%	12.53%	————————

*
Performance for periods prior to September 1, 2021 includes the performance of Essex Environmental Opportunities Fund, the predecessor fund of the Fund.

(1)
Institutional Shares and R6 Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution (12b-1) fees.

(2)
The MSCI World Index captures large and mid-cap representation across 23 Developed Markets(DM) countries. With 1,539 constituents as of 3/31/2022, the index covers approximately 85% of the free float-adjusted market capitalization in each country. You cannot invest directly in an index. For comparative performance purposes, the beginning date of the Index is 09/01/2017. The MSCI World Index is maintained by MSCI Inc.

Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. Larger companies, may not be able to attain the high growth rates of successful smaller companies, and may be unable to respond as quickly to competitive challenges.
Investing in foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently than the U.S. market.
The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund may be more exposed to individual stock volatility than diversified funds. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on the Fund. The Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk. For example, adverse news from just one or two companies in a particular industry can hurt the prices of all stocks in that industry.
Information technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
Industrial industries can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, worldwide competition, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Pear Tree Essex Environmental Opportunities Fund

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Pear Tree Axiom Emerging Markets World Equity Fund

INVESTMENT PROFILE
Fund Information
Net Assets Under Management	$94.8 Million
Number of Portfolio Holdings	125
Average Price to Book Ratio	2.9
Average Price to Earnings Ratio	16.7
	Ordinary	Institutional	R6
Total Expense Ratio (Gross)*	1.69%	1.44%	1.29%
Total Expense Ratio (Net)*	1.47%	1.10%	1.00%
Ticker Symbol	QFFOX	QEMAX	QFFRX

*
per prospectus dated August 2, 2021. See ﬁnancial highlights for the total expense ratios for the fiscal year ended March 31, 2022.

All Data as of March 31, 2022
Investment Commentary
(prepared by Axiom Investors LLC, sub-adviser to Pear Tree Axiom Emerging Markets World Equity Fund)
For the fiscal year ended March 31, 2022, Pear Tree Axiom Emerging Markets World Equity Fund’s (the “Fund”) Ordinary Shares underperformed its benchmark, MSCI EM Index (the “Index”). The Fund achieved a return of (13.75)% at net asset value compared to (11.08)% for the Index.
Market Conditions and Investment Strategies
Covid variants, the Chinese real estate credit crisis, monetary policy tightening, and elevated global inflation, ‘supercharged’ by the supply shock resulting from the Russian invasion of Ukraine all represented notable downside risks to the global growth outlook in the period.
Stock selection within Financials and Materials detracted from relative returns for the period. Consumer Discretionary was the best relative performing sector. Li Ning was a standout performer on the back of rising presence and market share of local brands. Taiwan was the Fund’s worst relative performing country due to Taiwan Semiconductor. China was the best relative performing market due to battery manufacturer Contemporary Amperex Technology. Due to underweight exposure before selling down to zero in the first quarter of 2022, Russia was a strong contributor to relative performance.
Portfolio Changes
The Fund added to Financials as the sector is seeing benefits to lending margins from rising interest rates and cyclical tailwinds due to the global economic re-opening. We also added to several industries with defensive cashflows (the retail of food, pharmaceuticals, and personal care items, etc.) and where the underlying companies are demonstrating market share gains. We reduced exposure to companies in China that are experiencing significant business disruptions from regulatory intervention and firmer-than-expected mobility restrictions. We reallocated some exposure to better align with current global supply disruptions, e.g., reducing automotive exposure while adding to energy, agricultural materials, and exposure to select metals.
A Look Ahead
Global equities have rapidly adjusted to reflect challenging current macroeconomic conditions creating opportunities in public markets for long term investors. While current growth remains healthy with strong labor and housing markets and tailwinds from reopening and residual stimulus, investors are increasingly factoring in the risk of a recession. The widely followed 2-year to 10-year interest rate spreads recently briefly inverted anticipating a possible recession in one to two years. These concerns might be creating public market opportunities for longer-term investors. Following all yield curve inversions since 1975, markets rose over 70% of the time, gaining 8% on average from the first day of inversion to the end of the subsequent recession, using the S&P 500 as a reference given the long-term data availability. During the past few Fed tightening cycles, growth stocks on balance outperformed but earlier cycles sometimes favored value stocks. As we have for over 25 years, the team at Axiom will continue to navigate challenging markets by seeking out attractive dynamic growth investment opportunities, implementing our disciplined risk-aware portfolio construction, and focusing on remaining value-added long-term stewards of capital.

The Fund’s lead portfolio manager is Andrew Jacobson of Axiom International Investors LLC.

Pear Tree Axiom Emerging Markets World Equity Fund

Top 10 Holdings
Percentage of total net assets	30.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	8.6%
Samsung Electronics Company Limited	5.1%
Infosys Limited- SP	3.3%
Wal-Mart de Mexico, S.A.B. de C.V.	2.2%
SK Hynix, Inc.	2.1%
AL Rajhi Bank	2.0%
Reliance Industries Ltd.	2.0%
China Merchants Bank Co., Ltd. - H Shares	1.9%
China Longyuan Power Group H	1.9%
iShares Core MSCI Emerging Markets ETF	1.8%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Information Technology	27.7%
Financials	23.8%
Industrials	11.1%
Communication Services	6.9%
Consumer Staples	5.7%
Consumer Discretionary	5.4%
Materials	5.0%
Health Care	4.6%
Energy	3.9%
Utilities	1.9%
Real Estate	0.3%
Mutual Funds	1.8%
CASH + other assets (net)	1.9%

Top 10 Country Allocations
Percentage of total net assets	81.4%
China	19.2%
India	12.5%
South Korea	12.3%
Taiwan	12.0%
Mexico	7.0%
United States	5.7%
Brazil	3.4%
South Africa	3.3%
Indonesia	3.0%
Saudi Arabia	3.0%
Value of a $10,000 Investment
Pear Tree Axiom Emerging Markets World Equity (PTEM) Ordinary Shares vs. MSCI EM Index*

*
Axiom took over the management of the Fund’s portfolio and the Fund changed its investment strategy on 01/01/2019. Returns that cover periods prior to that date include performance information of other investment sub-advisers pursuing different strategies.

Pear Tree Axiom Emerging Markets World Equity Fund

Average Annual Total Returns
	1Q 2022	Six Months	One Year	Five Year (3)	Ten Year (3)	Since Inception (3)	Inception Date
Ordinary Shares	(12.70)%	(12.46)%	(13.75)%	5.96%	2.63%	5.11%	09/30/1994
Institutional Shares(1)	(12.65)%	(12.32)%	(13.43)%	6.36%	2.96%	6.35%	04/02/1996
R6 Shares (1)	(12.59)%	(12.29)%	(13.44)%	-%	-%	9.58%	01/28/2019
MSCI EM (2)	(6.92)%	(8.08)%	(11.08)%	6.36%	3.73%	5.15%	————————

(1)
Institutional Shares and R6 Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution (12b-1) fees.

(2)
The MSCI Emerging Markets (“MSCI EM”) Index is an unmanaged index composed of stocks located in countries other than the United States. It is widely recognized as representative of the general market for emerging markets. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect fees or expenses. You cannot invest directly in an Index. For comparative performance purposes, the beginning date for the Index is 09/30/94. The MSCI EM Index is maintained by MSCI Inc.

(3)
Axiom took over the management of the Fund’s portfolio and the Fund changed its investment strategy on 01/01/2019. Returns that cover periods prior to that date include performance information of other investment sub-advisers pursuing different strategies.

Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Investing in foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or other economic developments and can perform differently than the U.S. market.
Information technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.

Pear Tree Axiom Emerging Markets World Equity Fund

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Pear Tree Polaris Foreign Value Fund

INVESTMENT PROFILE
Fund Information
Net Assets Under Management	$4,324.7 Million
Number of Portfolio Holdings	66
Average Price to Book Ratio	1.6
Average Price to Earnings Ratio	11.9
	Ordinary	Institutional	R6
Total Expense Ratio (Gross)*	1.50%	1.25%	1.10%
Total Expense Ratio (Net)*	1.40%	1.03%	0.94%
Ticker Symbol	QFVOX	QFVIX	QFVRX

*
per prospectus dated August 2, 2021. See ﬁnancial highlights for the total expense ratios for the fiscal year ended March 31, 2022.

All Data as of March 31, 2022
Investment Commentary
(prepared by Polaris Capital Management, LLC, subadviser to Pear Tree Polaris Foreign Value Fund)
For the fiscal year ended March 31, 2022, Pear Tree Polaris Foreign Value Fund’s (the “Fund”) Ordinary Shares underperformed its benchmark, the MSCI EAFE Index (the “Index”). The Fund had a return of (5.84)% at net asset value compared to 1.65% for the Index.
Market Conditions and Investment Strategies
The Fund’s Financials holdings contributed most to performance, with five of the top 10 portfolio holdings hailing from this sector: DNB Bank, Sparebank 1 SR, Toronto-Dominion Bank, Bancolombia and Popular Inc. Most all other sectors declined modestly, with Consumer Discretionary as the largest detractor. At the country level, holdings in Canada, Colombia, Norway and Singapore added to gains, partially offset by losses in Germany, the U.K. and South Korea. The single worst performer was Russia’s Alrosa PJSC, which was marked down to effectively zero as the Moscow Stock Exchange restricted non-Russian investors from selling and sanctions prohibited exchanging rubles for dollars.
Commodity-related companies did well, including Methanex Corp, Lundin Mining, Antofagasta and Marubeni Corp, benefitting from continued supply/demand imbalances. While inflation and ensuing higher prices boosted commodity stocks, the same prices squeezed margins at chemical/packaging companies processing those raw materials.
The largest sector detractor was Consumer Discretionary, where the portfolio was overweight and underperformed. Strong gains from D’Ieteren Group couldn’t offset losses from the stock prices of LG Electronics, Magna International and the British homebuilders. Despite reporting positive operating results, homebuilders Bellway PLC and Taylor Wimpey PLC declined on provisions taken on future cost burdens and uncertainties to replace cladding (siding) and remediating fire safety defects in U.K. buildings.
Portfolio Changes
During the fiscal year, the Fund sold Imerys SA and KT&G on fundamental concerns; most other sales were executed as companies met or exceeded Polaris’ valuation targets. Among the half dozen new buys were: Irish biopharmaceutical company, Jazz Pharmaceuticals; Canadian copper miner, Lundin Mining; and Tisco Financial, a Thai bank specializing in auto title loans.
A Look Ahead
We are actively seeking attractively-priced stocks with good upside potential and lesser downside risk. Macro-economic concerns (slowdown in Europe, protracted Ukraine-Russian conflict, and higher interest rates globally to name a few) have spurred on more portfolio diversification both by sector and geography. However, we remain standfast to our bottom-up research process, which we expect will continue to produce a well-rounded Fund that has the potential to perform admirably no matter what economic turmoil we encounter.

Pear Tree Polaris Foreign Value Fund

Top 10 Holdings
Percentage of total net assets	22.2%
Methanex Corporation	2.5%
Popular, Inc.	2.5%
Lundin Mining Corporation	2.3%
SpareBank 1 SR-Bank ASA	2.2%
Publicis Groupe	2.2%
Toronto-Dominion Bank	2.2%
Marubeni Corporation	2.2%
DNB Bank ASA	2.1%
Jazz Pharmaceuticals plc	2.0%
Infosys Limited - SP	2.0%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Financials	21.1%
Consumer Discretionary	19.4%
Materials	18.7%
Industrials	10.6%
Communication Services	9.1%
Information Technology	8.1%
Health Care	4.6%
Consumer Staples	2.2%
Real Estate	1.5%
Cash and Other Assets (Net)	4.7%

Top 10 Country Allocations
Percentage of total net assets	80.0%
United Kingdom	13.5%
Japan	13.2%
South Korea	11.4%
Germany	10.0%
Canada	8.8%
Norway	6.7%
France	6.6%
Sweden	4.4%
Ireland	2.9%
Puerto Rico	2.5%
Value of a $10,000 Investment
Pear Tree Polaris Foreign Value (PTFV) Ordinary Shares vs. MSCI EAFE Index

The Fund’s lead portfolio manager is Bernard R. Horn, Jr., of Polaris Capital Management, LLC

Pear Tree Polaris Foreign Value Fund

Average Annual Total Returns
	1Q 2022	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	(5.66)%	(4.98)%	(5.84)%	4.56%	6.32%	6.05%	05/15/1998
Institutional Shares(1)	(5.60)%	(4.81)%	(5.51)%	4.96%	6.66%	7.26%	12/18/1998
R6 Shares (1)	(5.62)%	(4.85)%	(5.46)%	5.02%	—%	5.56%	02/06/2017
MSCI EAFE (2)	(5.79)%	(3.21)%	1.65%	7.23%	6.77%	4.97%	————————

(1)
Institutional Shares and R6 Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution (12b-1) fees.

(2)
The MSCI Europe, Australia, and Far East (“MSCI EAFE”) Index is an unmanaged index comprised of stocks in countries other than the United States. It is widely recognized as representative of the general market for developed foreign markets. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. You cannot invest directly in an Index. For comparative performance purposes, the beginning date for the Index is 05/29/98. The MSCI EAFE Index is maintained by MSCI Inc.

Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Investing in foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or other economic developments and can perform differently than the U.S. market.
The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than diversified funds. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on the Fund. The Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk. For example, adverse news from just one or two companies in a particular industry can hurt the prices of all stocks in that industry.

Pear Tree Polaris Foreign Value Fund

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Pear Tree Polaris Foreign Value Small Cap Fund

INVESTMENT PROFILE
Fund Information
Net Assets Under Management	$1,183.7 Million
Number of Portfolio Holdings	70
Average Price to Book Ratio	1.4
Average Price to Earnings Ratio	11.0
	Ordinary	Institutional	R6
Total Expense Ratio (Gross)*	1.53%	1.28%	1.13%
Total Expense Ratio (Net)*	1.43%	1.06%	1.03%
Ticker Symbol	QUSOX	QUSIX	QUSRX

*
per prospectus dated August 2, 2021. See ﬁnancial highlights for the total expense ratios for the fiscal year ended March 31, 2022.

All Data as of March 31, 2022
Investment Commentary
(prepared by Polaris Capital Management, LLC, subadviser to Pear Tree Polaris Foreign Value Small Cap Fund)
For the fiscal year ended March 31, 2022, Pear Tree Polaris Foreign Value Small Cap Fund’s (the “Fund”) Ordinary Shares underperformed its benchmark, the MSCI ACWI ex USA Small Cap Index (the “Index”). The Fund had a return of (2.72)% at net asset value compared to 0.44% for the Index.
Market Conditions and Investment Strategies
The Fund’s overweight and outperformance in Utilities, Financials and Information Technology (IT) drove results for the year, while consumer sectors eroded gains. These declines were macro-driven on concerns about consumers’ spending appetite in the face of rising inflation. On a country level, the Fund benefitted most from holdings in China, Taiwan and Norway, while South Korea, Japan and the U.K. detracted. However, the main driver of underperformance was foreign exchange, as the U.S. dollar strengthened against the Japanese Yen, British Pound and Euro.
Among top performers was Brazilian multi-utility company, Equatorial Energia, which announced strong fourth quarter 2021 results. In February 2022, the company raised $532 million in an oversubscribed share offering, which financed the acquisition of renewable energy generator, Echoenergia. More than half of the portfolio’s financial holdings had double-digit gains for the year, led by OSB Group, Sparebank 1, Ringkjoebing Landbobank and Goeasy Ltd. A handful of IT companies posted double-digit returns, with Elite Materials the standout, up more than 50% for the year. Holdings in Taiwan (Elite, Holtek, Sitronix, Sercomm) focused mainly on consumer electronics with a resilient supply chain.
In Consumer Staples, Prima Meat Packers, Glanbia PLC and Greencore Group lost ground, attributable to input cost inflation and logistical challenges. The companies have not yet been able to pass on the entire cost increases to customers. Impressive gains from D’Ieteren Group couldn’t offset losses elsewhere in the Consumer Discretionary sector. Halfords Group and Fila Holdings both cited delayed COVID-19 recovery, constrained production, raw material inflation and higher freight costs.
Portfolio Changes
The Fund sold more than a dozen stocks during the year, most of which reached valuation targets. UDG Healthcare, Fjord1 and SBanken ASA were sold as they became acquisition targets. Cash from sales was redeployed into two or three new buys each in Industrials, Consumer Discretionary, Financials and IT among others.
A Look Ahead
Faced with geopolitical upheaval, COVID-19 waves, supply chain disruptions and upward inflation, we expect worldwide economic tumult will persist. Volatility presents opportunity to value managers like us, as we have the opportunity to sell richly-valued stocks on an upswing, and reinvest profits in cheaply-priced but fundamentally strong companies with more upside potential.

Pear Tree Polaris Foreign Value Small Cap Fund

Top 10 Holdings
Percentage of total net assets	22.0%
Equatorial Energia S.A.	2.7%
BizLink Holding, Inc.	2.3%
D’Ieteren S.A.	2.3%
Greencore Group plc	2.2%
Elite Material Co., Limited	2.2%
AEM Holdings Limited	2.1%
Vistry Group plc	2.1%
QinetiQ	2.1%
Thanachart Capital PCL	2.0%
Ringkjoebing Landbobank A/S	2.0%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio
Sector Allocation
Percentage of total net assets	100.0%
Industrials	22.3%
Financials	21.1%
Consumer Discretionary	14.1%
Information Technology	13.0%
Consumer Staples	8.8%
Materials	6.8%
Utilities	4.4%
Real Estate	3.0%
Communications Services	0.1%
CASH + other assets (net)	6.4%

Top 10 Country Allocations
Percentage of total net assets	68.9%
United Kingdom	13.3%
Taiwan	12.7%
Japan	11.3%
Ireland	5.6%
Canada	5.2%
Sweden	4.8%
Norway	4.8%
Thailand	4.0%
Singapore	3.8%
Denmark	3.4%
Value of a $10,000 Investment
Pear Tree Polaris Foreign Value Small Cap (PTFVSC) Ordinary Shares vs. MSCI ACWI ex USA Small Cap Index

The Fund’s lead portfolio manager is Bernard R. Horn, Jr., of Polaris Capital Management, LLC

Pear Tree Polaris Foreign Value Small Cap Fund

Average Annual Total Returns
	1Q 2022	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	(6.25)%	(4.79)%	(2.72)%	6.06%	8.22%	6.45%	05/01/2008
Institutional Shares(1)	(6.07)%	(4.54)%	(2.29)%	6.45%	8.56%	6.75%	05/01/2008
R6 Shares (1)	(6.11)%	(4.50)%	(2.23)%	6.50%	—%	7.58%	02/06/2017
MSCI ACWI ex USA Small Cap(2)	(6.43)%	(5.77)%	0.44%	8.30%	7.68%	5.59%	—

(1)
Institutional Shares and R6 Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution (12b-1) fees.

(2)
The MSCI ACWI ex USA Small Cap Index captures small cap representation across 22 of 23 Developed Markets (DM) countries (excluding the United States). With 4,334 constituents as of 3/31/2022, the index covers approximately 14% of the global equity opportunity set outside the US. You cannot invest directly in an index. For comparative performance purposes, the beginning date of the Index is 05/01/08. The MSCI ACWI ex USA Small Cap Index is maintained by MSCI Inc.

Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Investing in foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or other economic developments and can perform differently than the U.S. market.
The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than diversified funds. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on the Fund. The Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk. For example, adverse news from just one or two companies in a particular industry can hurt the prices of all stocks in that industry.
Small company stocks may trade less frequently and in a limited volume, and their prices may fluctuate more than stocks of other companies. Small company stocks may therefore be more vulnerable to adverse developments than those of larger companies.

Pear Tree Polaris Foreign Value Small Cap Fund

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Pear Tree Polaris International Opportunities Fund

INVESTMENT PROFILE
Fund Information
Net Assets Under Management	$25.9 Million
Number of Portfolio Holdings	65
Average Price to Book Ratio	3.1
Average Price to Earnings Ratio	17.4
	Ordinary	Institutional	R6
Total Expense Ratio (Gross)*	1.62%	1.37%	1.22%
Total Expense Ratio (Net)*	1.62%	1.25%	1.22%
Ticker Symbol	QISOX	QISIX	QISRX

*
per prospectus dated August 2, 2021. See ﬁnancial highlights for the total expense ratios for the fiscal year ended March 31, 2022.

All Data as of March 31, 2022
Investment Commentary
(prepared by Polaris Capital Management LLC, subadviser to Pear Tree Polaris International Opportunities Fund)
For the fiscal year ended March 31, 2022, Pear Tree Polaris International Opportunities Fund’s Ordinary Shares (the “Fund”) outperformed its benchmark, the MSCI ACWI ex USA Index (the “Index”). The Fund achieved a return of 1.90% at net asset value compared to (1.04)% for the Index.
Market Conditions and Investment Strategies
Cyclicals dominated outperformance, led by Financials and Industrials. Single stock holdings in Utilities (Brazil’s Equatorial Energia) and Real Estate (Germany’s VIB Vermoegen) also boosted results. Consumer Discretionary and Information Technology (“IT”) sectors were lackluster in comparison, starting to falter on rising inflation. The Fund had sizeable contributions from South Africa, Belgium, Mexico, the U.K., and Nordic regions; detractors were mainly Asian economies.
More than half of the Fund’s Financials posted double-digit gains, with robust results from developing country banks including FirstRand (South Africa) and Bank Rakyat Indonesia. Chailease Holding noted growth in leasing and financing throughout China and Taiwan, while also reporting lower credit costs. Industrials rose on the back of BizLink Holding, a Taiwanese electronics component supplier, and three Mexican airports that saw an influx of tourism as pandemic restrictions eased. BizLink announced stable fourth quarter 2021 earnings, and closed on its deal for Leoni’s Industrial Solutions in January 2022.
D’Ieteren Group was the top overall Fund contributor, with gains in excess of 70% for the year, on massive profits in its auto glass repair and Belgian Volkswagen businesses. These gains failed to offset losses elsewhere in the Consumer Discretionary sector, with Poya International, Gree Electric and Midea Group each down more than 25%. In IT, Knowit AB, Alten SA and Sesa SPA had double-digit returns; conversely, Yageo Corp and Thinking Electronic Industrial Co. struggled with supply chain headwinds, higher raw material costs and higher logistics charges.
Portfolio Changes
The Fund exited out of nearly a dozen stocks during the fiscal period, favoring companies with better upside potential. Cash was redeployed to purchase a wide array of companies across geography and sector, including five Financials, six IT firms, six Consumer Discretionary companies, and a handful of others.
A Look Ahead
We continue to assess portfolio stocks in the context of difficult macroeconomic conditions, keenly aware of souring consumer confidence. As evidenced by portfolio turnover for the year, we are actively seeking attractively-priced stocks with good growth prospects and lesser downside risk, which may lead to admirable performance in coming quarters.

Pear Tree Polaris International Opportunities Fund

Top 10 Holdings
Percentage of total net assets	24.5%
SINBON Electronics Co., Ltd.	4.7%
Muangthai Capital Public Company Limited	2.4%
D’Ieteren S.A.	2.4%
De’Longhi SpA	2.3%
Alimentation Couche-Tard Inc.	2.2%
Bravida Holding AB	2.2%
Equatorial Energia S.A.	2.2%
FirstRand Limited	2.1%
VIB Vermögen AG	2.0%
Interpump Group S.p.A.	2.0%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio
Sector Allocation
Percentage of total net assets	100.0%
Consumer Discretionary	23.4%
Financials	21.1%
Information Technology	20.1%
Industrials	16.9%
Materials	4.7%
Consumer Staples	3.7%
Communication Services	2.9%
Utilities	2.2%
Real Estate	2.0%
CASH + other assets (net)	3.0%

Top 10 Country Allocations
Percentage of total net assets	66.1%
Taiwan	14.7%
Japan	7.1%
United Kingdom	7.1%
Canada	6.9%
Australia	5.7%
China	5.6%
Italy	5.2%
France	4.9%
Sweden	4.9%
Thailand	4.0%
Value of a $10,000 Investment
Pear Tree Polaris International Opportunities Fund (QISOX) Ordinary Shares vs. MSCI ACWI ex USA Index

Pear Tree Polaris International Opportunities Fund

Average Annual Total Returns
	1Q 2022	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	(6.00)%	(2.17)%	1.90%	—%	—%	12.12%	01/30/2019
Institutional Shares(1)	(5.80)%	(1.95)%	2.37%	—%	—%	12.57%	01/30/2019
R6 Shares (1)	(5.94)%	(2.00)%	2.25%	—%	—%	12.56%	01/30/2019
MSCI ACWI ex USA(2)	(5.33)%	(3.55)%	(1.04)%	—%	—%	8.46%	———————

(1)
Institutional Shares and R6 Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution (12b-1) fees.

(2)
The MSCI ACWI ex USA Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries (excluding the United States) and 24 Emerging Markets (EM) countries. With 2,311 constituents as of 3/31/2022, the index covers approximately 85% of the global equity opportunity set outside the United States. You cannot invest directly in an index. For comparative performance purposes, the beginning date of the Index is 01/30/2019. The MSCI ACWI ex USA Index is maintained by MSCI Inc.

Past performance does not predict future performance. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Investing in foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or other economic developments and can perform differently than the U.S. market.
The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than diversified funds. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on the Fund. The Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk. For example, adverse news from just one or two companies in a particular industry can hurt the prices of all stocks in that industry.
Small company stocks may trade less frequently and in a limited volume, and their prices may fluctuate more than stocks of other companies. Small company stocks may therefore be more vulnerable to adverse developments than those of larger companies.

Pear Tree Polaris Small Cap Fund

SCHEDULE OF INVESTMENTS

March 31, 2022
COMMON STOCK — 96.8%
	Shares	Value
AEROSPACE & DEFENSE — 3.3%
Curtiss-Wright Corporation	10,400	$1,561,664
Vectrus, Inc. (a)	33,100	1,186,966
		2,748,630
AUTO COMPONENTS — 1.1%
Standard Motor Products, Inc.	21,900	944,766

AUTOMOBILES — 1.5%
Winnebago Industries, Inc.	24,067	1,300,340
BANKS — 18.1%
BOK Financial Corporation	15,964	1,499,818
Brookline Bancorp, Inc.	115,300	1,824,046
Cambridge Bancorp	23,530	2,000,050
Central Pacific Financial Corporation	28,983	808,626
Colony Bankcorp, Inc.	119,479	2,230,673
F.N.B. Corporation	61,980	771,651
International Bancshares Corporation	41,700	1,760,157
OFG Bancorp	76,100	2,027,304
South Plains Financial, Inc.	88,600	2,354,988
		15,277,313
CAPITAL MARKETS — 1.8%
Hercules Capital, Inc.	84,498	1,526,879
CHEMICALS — 1.5%
Cabot Corporation	18,273	1,250,056
CONSTRUCTION MATERIALS — 1.3%
Eagle Materials Inc.	8,500	1,091,060
CONTAINERS & PACKAGING — 4.5%
Berry Global Group, Inc. (a)	29,400	1,704,024
Graphic Packaging Holding Co.	102,100	2,046,084
		3,750,108
DIVERSIFIED CONSUMER SERVICES — 2.1%
Perdoceo Education Corporation (a)	154,800	1,777,104
DIVERSIFIED FINANCIAL SERVICES — 1.0%
SLM Corporation	47,200	866,592

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022
	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.9%
Arrow Electronics, Inc. (a)	8,300	$984,629
Insight Enterprises, Inc. (a)	8,527	915,118
Kimball Electronics, Inc. (a)	34,745	694,553
Methode Electronics, Inc.	34,400	1,487,800
		4,082,100
ENERGY EQUIPMENT & SERVICES — 4.7%
Dril-Quip, Inc. (a)	60,400	2,255,940
NOV Inc.	85,738	1,681,322
		3,937,262
ENTERTAINMENT — 2.4%
Cinemark Holdings, Inc.	116,258	2,008,938
FOOD PRODUCTS — 3.1%
Ingredion Incorporated	20,300	1,769,145
Sanderson Farms, Inc.	4,550	853,079
		2,622,224
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Natus Medical, Inc. (a)	46,220	1,214,662
HEALTH CARE TECHNOLOGY — 1.6%
Computer Programs and Systems, Inc.	38,650	1,331,492
HOUSEHOLD PRODUCTS — 1.1%
Central Garden and Pet Company, Class A (a)	22,800	929,784
INSURANCE — 1.5%
FedNat Holding Company (a)	459,500	620,325
United Insurance Holdings Corporation	181,251	599,941
		1,220,266
IT SERVICES — 5.9%
CSG Systems International, Inc.	26,700	1,697,319
EVERTEC Inc.	42,300	1,731,339
Maximus Inc.	21,000	1,573,950
		5,002,608
LEISURE PRODUCTS — 1.0%
Johnson Outdoors, Inc.	10,600	823,938

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022
	Shares	Value
MACHINERY — 7.9%
Allison Transmission Holdings, Inc.	54,800	$2,151,448
Exco Technologies Limited	273,400	2,099,036
Oshkosh Corporation	7,400	744,810
Regal Rexnord Corporation	5,289	786,897
Wabash National Corporation (a)	59,800	887,432
		6,669,623
OIL, GAS & CONSUMABLE FUELS — 4.5%
CVR Energy, Inc.	79,500	2,030,430
Diamondback Energy, Inc.	12,670	1,736,804
		3,767,234
PHARMACEUTICALS — 3.8%
Harmony Biosciences Holdings, Inc. (a)	30,900	1,503,285
Pacira BioSciences, Inc.	8,600	656,352
Supernus Pharmaceuticals, Inc. (a)	32,900	1,063,328
		3,222,965
PROFESSIONAL SERVICES — 7.1%
Barrett Business Services, Inc.	27,700	2,145,919
BGSF Inc.	55,516	731,146
Kforce, Inc.	20,094	1,486,353
Science Applications International Corporation	17,700	1,631,409
		5,994,827
ROAD & RAIL — 1.1%
Knight-Swift Transportation Holdings, Inc.	18,894	953,391
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.9%
MKS Instruments, Inc.	5,300	795,000
SOFTWARE — 1.2%
Enghouse Systems Limited	30,600	968,147
SPECIALTY RETAIL — 1.9%
Asbury Automotive Group, Inc. (a)	5,246	840,409
Sally Beauty Holdings, Inc.	50,100	783,063
		1,623,472
TEXTILES, APPAREL & LUXURY GOODS — 1.6%
Crocs, Inc. (a)	10,310	787,684
Superior Group of Companies, Inc.	29,100	519,435
		1,307,119

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 3.0%
Air Lease Corporation	36,300	$1,620,795
Applied Industrial Technologies, Inc.	9,000	923,940
		2,544,735
TOTAL COMMON STOCK
(Cost $61,436,265)		81,552,635

Short Term Investments—3.0%
	Par Value	Value
Money Market—3.0%
UMB Money Market Special II Fund, 0.25% (b) (Cost $2,542,214)	$2,542,214	$2,542,214
TOTAL INVESTMENTS—99.8% (Cost $63,978,479)		84,094,849
OTHER ASSETS & LIABILITIES (NET)—0.2%		119,924
NET ASSETS—100%		$84,214,773

(a)
Non-income producing security

(b)
Interest rate reflects seven-day effective yield on March 31, 2022.

(c)
At March 31, 2022, the unrealized appreciation of investment based on aggregate cost for federal tax purposes of  $ 64,781,618 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$23,319,195
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,005,964)
Net unrealized appreciation/(depreciation)	$19,313,231

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022
The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

SCHEDULE OF INVESTMENTS

March 31, 2022
COMMON STOCK — 99.6%
	Shares	Value
AEROSPACE & DEFENSE — 2.4%
Safran SA	39,114	$4,667,743
BANKS — 6.5%
U.S. Bancorp	124,152	6,598,679
Wells Fargo & Company	126,735	6,141,578
		12,740,257
BEVERAGES — 5.0%
Coca-Cola Company (The)	117,114	7,261,068
Constellation Brands, Inc. (a)	10,746	2,475,019
		9,736,087
COMMERCIAL SERVICES AND SUPPLIES — 0.8%
Global Payments, Inc.	11,610	1,588,712
COMMUNICATIONS EQUIPMENT — 2.2%
Cisco Systems, Inc.	77,221	4,305,843
DIVERSIFIED FINANCIAL SERVICES — 1.6%
American Express Company	17,154	3,207,798
FOOD PRODUCTS — 1.4%
Nestle, S.A. (b)	20,691	2,691,899
HEALTH CARE EQUIPMENT & SUPPLIES — 4.0%
Abbott Laboratories	23,158	2,740,981
Medtronic Plc	45,883	5,090,719
		7,831,700
HEALTH CARE PROVIDERS & SERVICES — 11.4%
Anthem, Inc.	13,059	6,414,842
CIGNA Corporation	7,764	1,860,332
Quest Diagnostics Incorporated	24,781	3,391,528
UnitedHealth Group, Inc.	20,638	10,524,761
		22,191,463
HOTELS, RESTAURANTS & LEISURE — 2.1%
Compass Group Plc (b)	185,579	4,045,437
HOUSEHOLD PRODUCTS — 1.6%
Unilever Plc (b)	68,647	3,128,244
INDUSTRIAL CONGLOMERATES — 1.1%
3M Company	14,617	2,176,179

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022
	Shares	Value
INTERACTIVE MEDIA & SERVICES — 6.9%
Alphabet, Inc. Class A (a)	2,629	$7,312,169
Alphabet, Inc. Class C (a)	320	893,757
Facebook, Inc. (a)	17,602	3,913,981
Lyft, Inc. (a)	35,356	1,357,670
		13,477,577
IT SERVICES — 21.7%
Accenture Plc	18,866	6,362,181
Adobe Systems Incorporated (a)	6,456	2,941,483
Amadeus IT Group, S.A. (b)	15,840	1,024,531
Microsoft Corporation	44,726	13,789,473
Oracle Corporation	98,828	8,176,041
salesforce.com, inc. (a)	14,357	3,048,278
SAP AG (b)	32,958	3,657,020
Visa, Inc.	15,012	3,329,211
		42,328,218
MACHINERY — 1.3%
Otis Worldwide Corporation	31,566	2,429,004
MULTILINE RETAIL — 2.2%
TJX Companies, Inc. (The)	71,171	4,311,539
PHARMACEUTICALS — 9.0%
Eli Lilly and Company	13,776	3,945,033
Johnson & Johnson	31,297	5,546,767
Merck & Co., Inc.	40,086	3,289,056
Organon & Co.	3,794	132,525
Roche Holding Ltd. (b)	93,217	4,605,852
		17,519,233
RETAILING — 1.7%
Alibaba Group Holding Ltd. (a)(b)	29,624	3,223,091
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.7%
KLA-Tencor Corporation	5,978	2,188,307
Lam Research Corporation	12,721	6,838,937
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	57,865	6,033,005
Texas Instruments, Inc.	30,943	5,677,421
		20,737,670
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.0%
Apple, Inc.	55,212	9,640,567

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
LVMH Moët Hennessy-Louis Vuitton S.A. (b)	13,357	$1,904,441
TOTAL COMMON STOCK
(Cost $155,251,151)		193,882,702

Short Term Investments—0.3%
	Par Value	Value
Money Market — 0.3%
UMB Money Market Special II Fund, 0.25% (c) (Cost $535,541)	$535,541	$535,541
TOTAL INVESTMENTS—99.9% (Cost $155,786,692)		194,418,243
OTHER ASSETS & LIABILITIES (NET)—0.1%		243,974
NET ASSETS—100%		$194.662.217

(a)
Non-Income producing security

(b)
ADR—American Depositary Receipts

(c)
Interest rate reflects seven-day effective yield on March 31, 2022.

(d)
At March 31, 2022 the unrealized appreciation of investments based on aggregate cost for federal tax purposes of  $ 156,047,477 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$44,270,228
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(5,899,462)
Net unrealized appreciation/(depreciation)	$38,370,766

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022
The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

Pear Tree Essex Environmental Opportunities Fund

SCHEDULE OF INVESTMENTS

March 31, 2022
Common Stock — 93.5%
	Shares	Value
BELGIUM — 1.3%
MATERIALS — 1.3%
Umicore N.V.	23,360	$1,022,975
DENMARK — 2.5%
UTILITIES — 2.5%
Ørsted A/S	15,253	1,937,483
GERMANY — 7.1%
INFORMATION TECHNOLOGY — 7.1%
Infineon Technologies AG	67,009	2,310,051
PSI Software AG	38,972	1,682,369
SMA Solar Technology AG	34,235	1,448,170
		5,440,590
IRELAND — 6.2%
CONSUMER DISCRETIONARY — 2.1%
Aptiv PLC (a)	13,777	1,649,245
MATERIALS — 4.1%
Kingspan Group plc	31,757	3,146,020
TOTAL IRELAND		4,795,265
ISRAEL — 7.2%
INDUSTRIALS — 2.8%
Kornit Digital Ltd. (a)	25,870	2,139,190
INFORMATION TECHNOLOGY — 4.4%
SolarEdge Technologies, Inc. (a)	10,573	3,408,418
TOTAL ISRAEL		5,547,608
JAPAN — 4.5%
INDUSTRIALS — 1.7%
Kurita Water Industries Ltd.	35,548	1,331,128
INFORMATION TECHNOLOGY — 2.8%
Keyence Corporation	4,590	2,165,005
TOTAL JAPAN		3,496,133
SWITZERLAND — 2.7%
INFORMATION TECHNOLOGY — 2.7%
Landis+Gyr	33,176	2,116,083
UNITED STATES — 62.0%
CONSUMER STAPLES — 1.7%
SunOpta Inc.	266,250	1,336,575
ENERGY — 3.3%
Aspen Aerogels, Inc. (a)	75,090	2,589,103

The accompanying notes are an integral part of these financial statements.

Pear Tree Essex Environmental Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022

	Shares	Value
FINANCIALS — 3.6%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	58,224	$2,761,564
INDUSTRIALS — 23.4%
Array Technologies, Inc. (a)	114,401	1,289,299
Bloom Energy Corporation (a)	58,946	1,423,546
Energy Recovery, Inc. (a)	146,860	2,957,761
Enovix Corporation (a)	67,979	970,060
Generac Holdings Inc.	9,939	2,954,467
Lindsay Corporation	13,364	2,098,282
Sensata Technologies Holding plc	39,298	1,998,303
Sunrun Inc. (a)	70,539	2,142,270
Watts Water Technologies, Inc.	15,624	2,180,954
		18,014,942
INFORMATION TECHNOLOGY — 18.3%
Badger Meter, Inc.	26,527	2,645,007
Cognex Corporation	31,951	2,465,020
Enphase Energy, Inc. (a)	13,725	2,769,431
Iteris, Inc. (a)	470,083	1,400,847
Trimble Navigation Limited (a)	29,760	2,146,886
Wolfspeed, Inc.	23,360	2,659,770
		14,086,961
MATERIALS — 11.7%
Albemarle Corporation	10,503	2,322,739
Amyris, Inc.	311,401	1,357,708
Livent Corporation (a)	84,762	2,209,745
MP Materials Corp. (a)	54,098	3,101,979
		8,992,171
TOTAL UNITED STATES		47,781,316

TOTAL COMMON STOCK
(Cost $66,179,053)		72,137,453

Short Term Investments—6.3%
	Par Value	Value
Money Market—6.3%
UMB Money Market Special II Fund, 0.25% (b) (Cost $4,852,510)	$4,852,510	$4,852,510
TOTAL INVESTMENTS 99.8% (Cost $71,031,563)		76,989,963
OTHER ASSETS & LIABILITIES (NET)—0.2%		119,438
NET ASSETS—100%		$77,109,401

(a)
Non-Income producing security

The accompanying notes are an integral part of these financial statements.

Pear Tree Essex Environmental Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022
(b)
Interest rate reflects seven-day effective yield on March 31, 2022.

(c)
At March 31, 2022, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $71,031,595 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$13,109,572
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(7,151,204)
Net unrealized appreciation/(depreciation)	$5,958,368
The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

SCHEDULE OF INVESTMENTS

March 31, 2022
Common Stock — 92.7%
	Shares	Value
AUSTRALIA — 0.3%
IDP Education Limited	13,582	$322,084
AUSTRIA — 0.2%
Erste Group Bank AG	6,328	232,970
BRAZIL — 3.4%
BB Seguridade Participacoes S.A.	34,800	187,182
Hapvida Participacoes e Investimentos S.A.	191,948	478,254
Itau Unibanco Holding S.A.	59,700	345,235
Localiza Rent a Car S.A.	54,300	698,175
Weg S.A.	140,300	1,029,516
XP Inc. Class A	14,536	437,534
		3,175,896
CHILE — 0.3%
Sociedad Química y Minera de Chile S.A. (b)	2,900	248,240
CHINA — 19.2%
Baidu, Inc. (a)	46,950	848,306
Baidu, Inc. (a)(b)	6,425	850,028
Bosideng International Holdings Limited	710,000	331,818
BYD Company Ltd.	35,000	1,002,886
Centre Testing International Group Co., Ltd.	212,200	658,034
China Construction Bank Corporation	627,000	471,567
China Huishan Dairy Holdings Co., Ltd. * (a)	208,000	—
China Longyuan Power Group H	782,000	1,781,403
China Merchants Bank Co., Ltd. - H Shares	233,500	1,835,167
Chongqing Brewery Co., Ltd.	44,800	757,343
Contemporary Amperex Technology Company, Ltd.	13,700	1,106,479
Country Garden Holdings Company Limited	416,000	320,311
Country Garden Services Holdings Company, Ltd.	157,500	675,741
East Money Information Co., Ltd.	101,500	405,482
Ganfeng Lithium Co., Ltd.	26,200	374,697
Hanergy Mobile Energy Holding Group * (a)	36,000	—
JD.com, Inc.	2,802	83,723
LONGi Green Energy Technology	90,700	1,032,245
NetEase Inc. (b)	1,150	103,144
Ping An Insurance Group H Share	227,500	1,616,617
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	10,700	518,291
Sungrow Power Supply Co., Ltd.	30,900	522,510
Tencent Holdings Limited	21,900	1,046,426

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022
	Shares	Value
CHINA (continued)
Wuxi Lead Intelligent Equipment Co., Ltd.	111,500	$1,027,267
Yadea Group Holdings Ltd.	60,000	92,857
Yunnan Botanee Bio-Technology Group Co., Ltd.	9,600	283,046
Yunnan Energy Investment Co., Ltd.	13,600	471,694
		18,217,082
COLOMBIA — 0.2%
Bancolombia S.A. (b)	4,520	192,823
DENMARK — 0.2%
Novo Nordisk A/S	1,831	205,109
FRANCE — 2.2%
Hermès International S.A.	136	195,420
LVMH Moet Hennessy Louis Vuitton SE	703	507,931
Sartorius Stedim Biotech	972	402,837
Teleperformance SE	2,555	984,420
		2,090,608
GREECE — 0.4%
Greek Organisation of Football Prognostics S.A.	23,090	339,106
HONG KONG — 1.3%
AIA Group Ltd.	53,000	557,991
SITC International Holdings Company Ltd.	108,500	384,462
Techtronic Industries Company Limited	19,500	315,978
		1,258,431
HUNGARY — 0.2%
OTP Bank Nyrt.	6,086	223,943
INDIA — 12.5%
Apollo Hospitals Enterprise Limited	16,045	956,263
Asian Paints Ltd.	2,135	86,779
Bajaj Finserv Limited	11,696	1,120,586
Bharti Airtel Ltd.	123,991	1,235,329
HDFC Bank Ltd.	83,226	1,614,930
Hindalco Industries Limited	63,401	476,501
Indian Energy Exchange Limited	34,513	102,344
Infosys Limited	8,092	203,632
Infosys Limited - SP (b)	125,500	3,123,695
Mindtree Ltd.	11,202	636,108
Motherson Sumi Systems Ltd.	21,739	40,007
Reliance Industries Ltd.	53,519	1,860,893

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022

	Shares	Value
INDIA (continued)
Tata Motors Limited (a)(b)	4,572	$127,787
Titan Company Limited	6,940	232,278
		11,817,132
INDONESIA — 3.0%
PT Bank Central Asia Tbk	2,632,100	1,461,514
PT Bank Mandiri Tbk	976,200	536,952
PT Telekomunikasi Indonesia Persero Tbk	1,911,500	609,551
Vale Indonesia Tbk	566,500	264,268
		2,872,285
JAPAN — 0.7%
INPEX Corporation	56,000	664,388
MALAYSIA — 1.3%
Petronas Chemicals Group Berhad	267,000	609,589
Public Bank Bhd	582,600	647,056
		1,256,645
MEXICO — 7.0%
América Móvil S.A.B. Series L (b)	43,910	928,696
Grupo Aeroportuario del Pacífico, S.A.B. de C. V.	32,700	529,001
Grupo Aeroportuario del Sureste, S. A. B. de C.V.	35,370	787,374
Grupo Financiero Banorte SAB de CV	211,800	1,588,341
Grupo Mexico S.A.B. de C.V. Class B	112,000	668,338
Wal-Mart de Mexico, S.A.B. de C.V.	510,400	2,096,679
		6,598,429
NETHERLANDS — 0.7%
ASML Holding N.V.	1,053	714,653
NORWAY — 0.2%
Norsk Hydro ASA	23,176	228,209
PANAMA — 0.6%
Copa Holdings, S.A.	6,330	529,441
POLAND — 0.2%
Dino Polska S.A.	2,752	224,859
SINGAPORE — 1.7%
DBS Group Holdings Ltd.	45,000	1,191,333
Wilmar International Limited	128,000	445,456
		1,636,789

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022

	Shares	Value
SOUTH AFRICA — 3.3%
Bidvest Group Limited	9,135	$139,846
Capitec Bank	6,800	1,089,652
Clicks Group Limited	21,876	462,671
FirstRand Limited	154,250	817,776
Shoprite Holdings Ltd.	37,224	602,869
		3,112,814
SOUTH KOREA — 11.8%
Hana Financial Group, Inc.	26,187	1,050,029
Kia Motors Corporation	11,993	732,216
Naver Corp.	3,174	891,668
Samsung Biologics (a)	1,383	943,642
Samsung Electronics Company Limited	75,708	4,347,409
Samsung SDI Co., Ltd.	224	110,147
Shinhan Financial Group Co., Limited	31,755	1,087,276
SK Hynix, Inc.	20,774	2,022,468
		11,184,855
SWEDEN — 0.3%
Atlas Copco AB	1,366	72,072
Epiroc AB	10,803	234,389
		306,461
SWITZERLAND — 0.6%
Sika AG	537	179,369
Straumann Group	225	363,428
		542,797
TAIWAN — 12.0%
Airtac International Group	8,140	264,501
ASPEED Technology, Inc.	950	108,092
Chailease Holding Co., Ltd.	63,000	557,405
CTBC Financial Holding Co., Ltd.	411,000	421,737
Delta Electronics, Inc.	30,300	283,949
Hon Hai Precision Industry Co. ltd.	66,000	244,176
Makalot Industrial Co., Ltd.	26,000	186,482
MediaTek, Inc.	16,700	527,494
Silergy Corp.	4,600	550,687
Taiwan Semiconductor Manufacturing Co., Ltd.	216,200	4,504,874
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	35,300	3,680,378
		11,329,775

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022
	Shares	Value
THAILAND — 1.1%
Airports of Thailand Public Company Limited (c)	47,400	$94,444
PTT Exploration & Production PCL (c)	218,300	945,419
		1,039,863
UNITED ARAB EMIRATES — 0.6%
First Abu Dhabi Bank	94,763	608,861
UNITED KINGDOM — 1.5%
Anglo American plc	22,250	1,163,767
BAE Systems plc	22,540	212,906
		1,376,673
UNITED STATES — 5.7%
Danaher Corporation	1,606	471,088
Deere & Company	580	240,967
Estee Lauder Companies, Inc. (The)	1,924	523,944
Globant S.A.	5,473	1,434,309
Mercado Libre, Inc.	80	95,158
Microsoft Corporation	4,356	1,342,998
NVIDIA Corporation (a)	1,565	427,026
Samsonite International S.A.	172,000	389,182
TE Connectivity Ltd.	3,398	445,070
		5,369,742
TOTAL COMMON STOCK
(Cost $ 84,271,657)		87,920,963

Preferred Stock—0.5%
SOUTH KOREA—0.5%
Samsung Electronics Co., Ltd.	9,148	475,495
(Cost $357,644)
P-Notes—3.0%
SAUDI ARABIA — 3.0%
AL Rajhi Bank	45,182	1,929,457
Alinma Bank SJSC	22,989	238,166
ARAMCO AB	19,457	223,542
Leejam Sports Co., JSC	13,940	467,465
(Cost $ 2,064,266)		2,858,630

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022
Exchange Traded Funds—1.8%
	Shares	Value
UNITED STATES—1.8%
iShares Core MSCI Emerging Markets ETF	31,300	$1,738,715
(Cost $ 1,852,135)
Short Term Investments—2.5%
	Par Value	Value
Money Market — 2.5%
UMB Money Market Special II Fund, 0.25% (d) (Cost $ 2,336,774)	$2,336,774	$2,336,774
TOTAL INVESTMENTS—100.5% (Cost $ 90,882,476)		95,330,577
OTHER ASSETS & LIABILITIES (Net)—(0.5)%		(499,223)
NET ASSETS—100%		$94,831,354

*
Fair Valued by Valuation Committee as delegated by Pear Tree Funds Board of Trustees that represent 0.0% of net assets as of March 31, 2022.

(a)
Non-income producing security.

(b)
ADR—American Depositary Receipts

(c)
NVDR —Non-Voting Depositary Receipts

(d)
Interest rate reflects seven-day effective yield on March 31, 2022.

(e)
At March 31, 2022, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 91,364,515 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$10,213,379
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(6,247,317)
Net unrealized appreciation/(depreciation)	$3,966,062

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022
The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

SCHEDULE OF INVESTMENTS

March 31, 2022
Common Stock — 95.3%
	Shares	Value
BELGIUM — 2.3%
D’Ieteren S.A.	227,554	$38,761,145
Solvay S.A.	628,918	62,597,913
		101,359,058
CANADA — 8.8%
Lundin Mining Corporation	9,851,300	99,924,723
Magna International Inc.	1,180,656	75,862,181
Methanex Corporation	1,987,993	108,495,303
Toronto-Dominion Bank	1,184,715	94,077,240
		378,359,447
CHILE — 1.8%
Antofagasta plc	3,504,996	77,206,824
CHINA — 1.5%
Weichai Power Company Limited	40,628,000	64,225,380
COLOMBIA — 2.3%
Bancolombia S.A. (a)	1,099,700	46,913,202
Bancolombia S.A.	4,397,800	50,823,537
		97,736,739
FRANCE — 6.6%
Ipsos	919,480	46,239,982
Michelin (CGDE)	550,700	75,332,182
Publicis Groupe	1,539,147	94,629,799
Vinci SA	677,398	70,083,712
		286,285,675
GERMANY — 10.0%
BASF SE	1,056,500	60,841,611
Deutsche Telekom AG	4,018,877	75,709,418
flatexDEGIRO AG	2,050,700	41,935,765
Fresenius SE & Company KGaA	993,500	36,858,319
Hannover Rueck SE	447,800	76,900,234
HeidelbergCement AG	1,086,100	62,425,374
Muenchener Rueckversicherungs-Gesellschaft	283,730	76,709,379
		431,380,100
GREECE — 0.4%
Jumbo S.A.	1,167,804	17,540,447

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022
	Shares	Value
INDIA — 2.0%
Infosys Limited - SP (a)	3,423,084	$85,200,561
IRELAND — 2.9%
Greencore Group plc (b)	21,867,835	36,998,246
Jazz Pharmaceuticals plc (b)	569,000	88,576,230
		125,574,476
ITALY — 0.3%
Trevi-Finanziaria Industriale SpA (b)	16,792,356	12,144,005

JAPAN — 13.2%
Asahi Group Holdings Ltd.	1,614,000	59,320,733
Brother Industries, Ltd.	4,160,500	76,680,029
Daicel Corporation	6,314,700	42,505,540
Daito Trust Construction Company, Ltd.	608,900	65,166,723
Honda Motor Company, Ltd.	2,637,300	75,767,375
KDDI Corporation	2,459,300	81,149,302
Marubeni Corporation	7,967,800	93,611,393
Sony Group Corporation	746,600	78,304,577
		572,505,672
NORWAY — 6.7%
DNB Bank ASA	3,881,230	88,819,090
SpareBank 1 SR-Bank ASA	6,205,787	95,315,324
Sparebanken Vest	2,183,075	25,715,545
Yara International ASA	1,540,800	77,885,819
		287,735,778
PUERTO RICO — 2.5%
Popular, Inc.	1,324,850	108,293,239
RUSSIA — 0.0%
ALROSA Company PJSC*	41,136,300	4,995
SINGAPORE — 1.7%
United Overseas Bank Limited	3,030,147	71,690,045
SOUTH KOREA — 11.4%
Hyundai Mobis Company, Limited	395,500	70,155,934
Kia Motors Corporation	1,241,100	75,773,607
LG Electronics Inc.	693,900	68,986,387
LG Uplus Corporation	6,664,473	76,979,186
Samsung Electronics Company Limited	1,220,384	70,078,566

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022

	Shares	Value
SOUTH KOREA (continued)
Shinhan Financial Group Co., Limited	1,425,900	$48,822,119
SK Hynix, Inc.	833,500	81,145,992
		491,941,791
SWEDEN — 4.4%
Duni AB (b)	1,566,400	17,244,956
Loomis AB, Class B	1,446,683	40,065,764
SKF AB-B	4,220,890	69,726,164
Svenska Handelsbanken AB, Class A	6,880,604	64,159,118
		191,196,002
SWITZERLAND — 1.7%
Novartis AG	846,850	74,765,362
TAIWAN — 0.8%
Catcher Technology Company, Limited	7,254,000	36,584,577
THAILAND — 0.5%
TISCO Financial Group	7,722,600	23,341,994
UNITED KINGDOM — 13.5%
Amcor plc	6,071,300	68,787,829
Babcock International Group plc (b)	10,646,152	45,486,193
Bellway plc	1,949,276	62,417,896
Bunzl plc	1,542,381	60,273,691
Cineworld Group plc (b)	47,030,327	20,199,200
Inchcape plc	5,556,696	49,018,911
Linde plc	255,844	81,724,249
Mondi plc	3,237,313	64,580,102
Next plc	877,750	69,711,494
Taylor Wimpey plc	36,954,084	63,593,137
		585,792,702
TOTAL COMMON STOCK
(Cost $ 3,712,770,301)		4,120,864,869

Warrant—0.0%
ITALY — 0.0%
Trevi Finanziaria Industriale SpA (b) (Cost $ 7,585,702)	76,022	215,599

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022
Short Term Investments—3.8%
	Par Value	Value
Money Market—3.8%
UMB Money Market Special II Fund, 0.25% (c) (Cost $ 163,662,033)	$163,662,033	$163,662,033
TOTAL INVESTMENTS—99.1% (Cost $ 3,884,018,036)		4,284,742,501
OTHER ASSETS & LIABILITIES (NET)—0.9%		39,924,050
NET ASSETS—100%		$4,324,666,551

*
Fair Valued by Valuation Committee as delegated by Pear Tree Funds Board of Trustees that represents 0.0% of net assets as of March 31, 2022.

(a)
ADR—American Depository Receipts

(b)
Non-income producing security.

(c)
Interest rate reflects seven-day effective yield on March 31, 2022

(d)
At March 31, 2022, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of  $3,906,703,509 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$784,147,414
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(406,108,422)
Net unrealized appreciation/(depreciation)	$378,038,992
The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

SCHEDULE OF INVESTMENTS

March 31, 2022
Common Stock — 93.6%
	Shares	Value
BELGIUM — 2.3%
D’Ieteren S.A.	156,862	$26,719,595
BRAZIL — 2.7%
Equatorial Energia S.A.	5,541,585	31,731,172
CANADA — 5.2%
Aecon Group Inc.	1,672,800	22,726,296
Equitable Group Inc.	359,400	20,641,547
goeasy Ltd.	164,300	18,451,688
		61,819,531
CHINA — 1.1%
Shanghai Mechanical & Electrical Industry Co., Limited - B	4,810,776	5,941,308
Xinhua Winshare Publishing and Media Co., Limited	9,164,500	6,658,580
		12,599,888
COLUMBIA — 1.5%
Tecnoglass, Inc.	676,164	17,066,379
DENMARK — 3.4%
DFDS A/S	374,399	16,151,116
Ringkjoebing Landbobank A/S	187,400	24,078,828
		40,229,944
FRANCE — 2.3%
Bonduelle S.A.	489,198	8,980,604
Elis S.A. (a)	1,237,800	18,454,072
		27,434,676
GERMANY — 0.6%
Sixt SE (a)	48,425	6,594,593
GREECE — 1.8%
Jumbo S.A.	1,431,529	21,501,604
HONG KONG — 1.9%
Samson Holding Limited (a)	74,790,800	3,629,045
VSTECS Holdings Limited	8,587,360	8,092,387
VTech Holdings Limited	1,533,700	11,162,870
		22,884,302

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022
	Shares	Value
INDIA — 1.6%
LIC Housing Finance Limited	3,946,827	$18,696,319

INDONESIA — 1.2%
PT. Pakuwon Jati Tbk (a)	415,457,800	14,000,458
IRELAND — 5.6%
C & C Group plc (a)	8,194,045	21,145,923
Glanbia plc	1,608,400	18,771,825
Greencore Group plc (a)	15,220,000	25,750,757
		65,668,505
ITALY — 1.5%
De’Longhi SpA	651,136	17,922,902
JAPAN — 11.3%
Daicel Corporation	2,707,700	18,226,084
Dowa Holdings Co., Limited	500,800	23,147,172
Kanematsu Corporation	1,693,100	18,720,002
Kyudenko Corporation	557,000	13,152,313
Mizuho Leasing Company, Limited	404,800	9,925,312
Prima Meat Packers Limited	1,033,300	18,746,254
Sanwa Holdings Corporation	2,166,200	22,201,877
Tsubakimoto Chain Co., Limited	403,300	10,151,032
		134,270,046
NETHERLANDS — 1.4%
Intertrust N.V. (a)	763,500	16,683,511
NORWAY — 4.8%
SpareBank Nord-Norge	735,389	9,032,568
SpareBank 1 Oestlandet	568,688	9,105,252
Sparebank 1 SMN	961,828	15,531,806
SpareBank 1 SR-Bank ASA	931,626	14,308,940
Sparebanken Vest	788,092	9,283,334
		57,261,900
PORTUGAL — 1.8%
Redes Energéticas Nacionais, SGPS, S.A.	6,530,905	20,708,811
SINGAPORE — 3.8%
AEM Holdings Limited	7,160,200	25,077,101
Venture Corporation, Limited	1,567,200	20,345,577
		45,422,678

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022

	Shares	Value
SOUTH KOREA — 3.0%
Cuckoo Holdings Co., Limited	53,192	$778,976
ENF Technology Co., Limited	692,686	16,859,236
Fila Holdings Corporation	221,700	5,752,622
Nature Holding Co., Limited (The)	436,302	12,418,975
		35,809,809

SWEDEN — 4.8%
Cloetta AB, Class B	3,732,700	10,309,644
Duni AB (a)	485,645	5,346,608
Hexpol AB	2,231,100	22,111,337
Loomis AB, Class B	706,161	19,557,070
		57,324,659
TAIWAN — 12.7%
BizLink Holding, Inc.	2,644,000	27,361,430
Cathay Real Estate Development Co., Limited	6,445,300	4,251,651
Elite Material Co., Limited	2,855,600	25,714,005
Hitron Technologies Inc.	4,408,000	3,061,592
Huaku Development Co., Limited	5,638,000	17,749,423
Kings Town Bank	8,467,500	11,910,031
Primax Electronics Limited	6,499,800	11,819,262
Sercomm Corporation	4,373,000	12,072,816
Taiwan Union Technology Corporation	4,169,900	12,152,475
Tripod Technology Corporation	5,131,300	23,998,541
		150,091,226
THAILAND — 4.0%
Thanachart Capital PCL	18,690,500	24,171,173
TISCO Financial Group	7,836,500	23,686,263
		47,857,436
UNITED KINGDOM — 13.3%
Cineworld Group plc (a)	3,000,000	1,288,479
Crest Nicholson Holdings plc	2,611,400	9,194,053
Halfords Group plc	3,647,415	11,813,879
Inchcape plc	2,295,132	20,246,721
Keller Group plc	457,639	5,025,292
Lancashire Holdings Limited	3,096,170	17,610,868
National Express Group plc (a)	6,402,700	19,642,253

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022
	Shares	Value
UNITED KINGDOM (continued)
OSB Group PLC	3,172,817	$23,665,580
QinetiQ	6,120,800	24,531,554
Vistry Group plc	1,980,200	24,549,787
		157,568,466
TOTAL COMMON STOCK
(Cost $1,047,543,306)		1,107,868,410

Short Term Investments—7.2%
	Par Value	Value
Money Market—7.2%
UMB Money Market Special II Fund, 0.25% (b) (Cost $ 84,732,344)	$84,732,344	$84,732,344
TOTAL INVESTMENTS—100.8% (Cost $ 1,132,275,650)		1,192,600,754
OTHER ASSETS & LIABILITIES (NET)—(0.8)%		(8,946,736)
NET ASSETS—100%		$1,183,654,018

(a)
Non-income producing security

(b)
Interest rate reflects seven-day effective yield on March 31, 2022.

(c)
At March 31, 2022, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 1,140,871,567 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$163,373,330
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(111,644,143)
Net unrealized appreciation/(depreciation)	$51,729,187

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022
The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris International Opportunities Fund

SCHEDULE OF INVESTMENTS

March 31, 2022
Common Stock — 97.0%
	Shares	Value
AUSTRALIA — 5.7%
Accent Group Limited	226,400	$289,014
Collins Foods Limited	64,200	510,052
HANSEN Technologies	65,700	283,186
Macquarie Group Limited	2,615	399,152
		1,481,404
BELGIUM — 2.4%
D’Ieteren S.A.	3,600	613,218
BRAZIL — 2.2%
Equatorial Energia S.A.	100,500	575,464
CANADA — 6.9%
Alimentation Couche-Tard Inc.	12,900	581,641
Enghouse Systems Limited	8,200	259,438
Equitable Group Inc.	7,200	413,520
goeasy Ltd.	3,455	388,013
OpenText Corporation	3,700	157,023
		1,799,635
CHINA — 5.6%
Alibaba Group Holding Ltd. (a)	27,700	396,502
Midea Group Co., Ltd.	46,200	415,160
Zhejiang Supor Co.	42,300	333,633
Zhongsheng Group Holdings	43,500	307,723
		1,453,018
FRANCE — 4.9%
Alten S.A.	2,100	321,262
LVMH Moet Hennessy Louis Vuitton SE	395	285,395
Neurones S.A.	6,500	262,517
SEB SA	2,850	401,435
		1,270,609
GERMANY — 3.3%
Brenntag AG	3,900	318,231
VIB Vermögen AG	13,009	528,292
		846,523
GREECE — 1.4%
Jumbo S.A.	24,771	372,061

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris International Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022
	Shares	Value
INDIA — 0.9%
Muthoot Finance Ltd.	12,600	$221,313
INDONESIA — 1.6%
PT Bank Rakyat Indonesia Tbk (a)	1,299,645	421,678
ITALY — 5.2%
De’Longhi SpA	21,400	589,047
Interpump Group S.p.A.	10,200	518,625
SeSa S.p.A.	1,500	248,665
		1,356,337
JAPAN — 7.1%
BeNEXT Group, Inc.	26,600	365,332
JAC Recruitment Co., Ltd.	19,100	291,595
NEXTAGE Co., Ltd.	27,600	504,588
Open House Group Co., Ltd.	5,600	250,068
Sanwa Holdings Corporation	41,300	423,293
		1,834,876
KENYA — 1.5%
Safaricom PLC	1,292,600	383,846
MALAYSIA — 3.5%
Public Bank Bhd	401,500	445,920
Scientex Berhad	475,000	458,643
		904,563
MEXICO — 3.7%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - B	38,100	284,346
Grupo Aeroportuario del Pacífico, S.A.B. de C. V.	23,300	376,934
Grupo Aeroportuario del Sureste, S. A. B. de C.V.	13,300	296,072
		957,352
NORWAY — 2.0%
Sparebanken Vest	43,200	508,875
PERU — 0.7%
Credicorp Ltd.	1,100	189,057
SOUTH AFRICA — 3.6%
AVI Limited	76,900	379,435
FirstRand Limited	104,900	556,140
		935,575

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris International Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022
	Shares	Value
SOUTH KOREA — 2.3%
Hansol Chemical Co., Ltd.	1,300	$263,314
Samsung Electronics Company Limited	3,051	175,199
Soulbrain Holdings Co., Ltd. (a)	798	161,173
		599,686

SWEDEN — 4.9%
Bravida Holding AB	49,600	577,462
Hexpol AB	34,100	337,948
Knowit AB	10,400	349,293
		1,264,703
TAIWAN — 14.7%
BizLink Holding, Inc.	34,400	355,988
Chailease Holding Co., Ltd.	44,398	392,820
Elite Material Co., Limited	28,000	252,133
POYA International Co., Ltd.	26,389	358,282
SINBON Electronics Co., Ltd.	134,300	1,218,715
Thinking Electronic Industrial Co., Ltd.	83,800	435,796
Tripod Technology Corporation	87,786	410,566
Yageo Corporation	25,000	378,689
		3,802,989
THAILAND — 4.0%
Muangthai Capital Public Company Limited	394,200	622,421
TISCO Financial Group	141,700	428,296
		1,050,717
UNITED KINGDOM — 7.1%
Bunzl plc	7,004	273,705
Games Workshop Group PLC	1,900	181,744
Greggs plc	8,100	262,463
Howden Joinery Group plc	29,600	299,235
Next Fifteen Communications Group plc	20,753	366,149
OSB Group PLC	62,900	469,162
		1,852,458
UNITED STATES — 1.8%
Euronet Worldwide, Inc. (a)	3,500	455,525
TOTAL COMMON STOCK
(Cost $ 21,350,726)		25,151,482

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris International Opportunities Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022
Short Term Investments—4.0%
	Par Value	Value
Money Market—4.0%
UMB Money Market Special II Fund, 0.25% (b) (Cost $ 1,024,823)	$1,024,823	$1,024,823
TOTAL INVESTMENTS—101.0% (Cost $ 22,375,549)		26,176,305
OTHER ASSETS & LIABILITIES (NET)—(1.0)%		(242,359)
NET ASSETS—100%		$25,933,946

(a)
Non-income producing security

(b)
Interest rate reflects seven-day effective yield on March 31, 2022.

(c)
At March 31, 2022 the unrealized appreciation of investments based on aggregate cost for federal tax purposes of  $ 22,514,449 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$4,204,164
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(542,308)
Net unrealized appreciation/(depreciation)	$3,661,856
The percentage of each investment category is calculated as a percentage of net assets.
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES

STATEMENT OF ASSETS AND LIABILITIES (continued)

March 31, 2022
	Small Cap	Quality	Environmental Opportunities
Assets:
Investments at value	$84,094,849	$194,418,243	$76,989,963
Foreign currency at value (Cost $0 for Small Cap, $0 for Quality, $0 for Environmental Opportunities)	—	—	—
Cash	—	—	—
Dividends and interest receivable	72,194	206,689	24,397
Foreign tax reclaims receivable	4,804	92,963	21,065
Receivable for investments sold	119,920	—	—
Receivable for shares of beneficial interest sold	—	180,312	62,882
Other assets	13,863	7,526	30,736
Total Assets	$84,305,630	$194,905,733	$77,129,043
Liabilities:
Payable for investments purchased	$—	$—	$—
Payable for shares of beneficial interest repurchased	—	74,445	4,028
Payable for compensation of manager (Note 3)	55,099	105,080	—
Payable for distribution fees (Note 3)	15,905	27,235	1,952
Payable to custodian	1,186	2,395	1,120
Payable to transfer agent (Note 3)	13,154	20,822	3,901
Payable for foreign capital gain tax	—	—	—
Other accrued expenses and liabilities	5,513	13,539	8,641
Total Liabilities	$90,857	$243,516	$19,642
Net Assets	$84,214,773	$194,662,217	$77,109,401

Investments at cost	$63,978,479	$155,786,692	$71,031,563

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

March 31, 2022
PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

March 31, 2022

	Small Cap	Quality	Environmental Opportunities
Components of Net Assets:
Shares of beneficial interest	$57,772,663	$141,869,370	$73,588,564
Total distributable earnings (loss)	26,442,110	52,792,847	3,520,837
Net Assets Applicable to Outstanding Shares	$84,214,773	$194,662,217	$77,109,401
Computation of Net Assets:
Ordinary Shares
Net assets applicable to outstanding shares	$75,159,275	$130,244,269	$9,601,342
Shares Outstanding	2,888,402	6,170,611	595,312
Net asset value and redemption proceeds per share	$26.02	$21.11	$16.13
Institutional Shares
Net assets applicable to outstanding shares	$9,055,498	$64,417,948	$66,214,651
Shares outstanding	282,107	2,731,156	4,057,306
Net asset value and redemption proceeds per share	$32.10	$23.59	$16.32
R6 Shares
Net assets applicable to outstanding shares	$—	$—	$1,293,408
Shares Outstanding	—	—	173,453
Net asset value and redemption proceeds per share	$—	$—	$7.46

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

March 31, 2022
PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

March 31, 2022

	Emerging Markets World Equity	Foreign Value	Foreign Value Small Cap	International Opportunities
Assets:
Investments at value	$95,330,577	$4,284,742,501	$1,192,600,754	$26,176,305
Foreign currency at value (Cost $196,790 for Emerging Markets World Equity, $0 for Foreign Value $6,590,997 for Foreign Value Small Cap, and $0 for International Opportunities)	197,276	—	6,590,997	—
Cash	—	—	—	—
Dividends and interest receivable	320,483	28,003,931	6,580,448	88,365
Foreign tax reclaims receivable	6,693	11,853,707	1,894,646	13,914
Receivable for investments sold	1,171,864	9,352,767	3,293,613	—
Receivable for shares of beneficial interest sold	4,172	2,041,537	1,534,754	—
Other assets	7,683	22,469	—	—
Total Assets	$97,038,748	$4,336,016,912	$1,212,495,212	$26,278,584
Liabilities:
Payable for investments purchased	$1,906,795	$2,148,670	$20,583,421	$310,027
Payable for shares of beneficial interest repurchased	190	5,349,528	7,158,500	—
Payable for compensation of manager (Note 3)	60,385	3,242,125	881,567	19,066
Payable for distribution fees (Note 3)	18,071	88,997	35,730	23
Payable to custodian	95,664	63,258	42,849	13,837
Payable to transfer agent (Note 3)	13,141	194,942	71,732	554
Payable for foreign capital gain tax	108,272	—	—	—
Other accrued expenses and liabilities	4,876	262,841	67,395	1,131
Total Liabilities	$2,207,394	$11,350,361	$28,841,194	$344,638
Net Assets	$94,831,354	$4,324,666,551	$1,183,654,018	$25,933,946

Investments at cost	$90,882,476	$3,884,018,036	$1,132,275,650	$22,375,549

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

March 31, 2022
PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

March 31, 2022

	Emerging Markets World Equity	Foreign Value	Foreign Value Small Cap	International Opportunities
Components of Net Assets:
Shares of beneficial interest	$116,013,674	$4,007,564,106	$1,140,838,297	$22,359,578
Total distributable earnings (loss)	(21,182,320)	317,102,445	42,815,721	3,574,368
Net Assets Applicable to Outstanding Shares	$94,831,354	$4,324,666,551	$1,183,654,018	$25,933,946
Computation of Net Assets:
Ordinary Shares
Net assets applicable to outstanding shares	$87,400,914	$424,109,767	$170,731,347	$130,582
Shares Outstanding	3,695,841	18,700,929	10,830,429	10,294
Net asset value and redemption proceeds per share	$23.65	$22.68	$15.76	$12.69
Institutional Shares
Net assets applicable to outstanding shares	$6,247,420	$3,199,600,609	$753,426,342	$3,682,335
Shares outstanding	259,849	141,635,332	47,786,640	287,005
Net asset value and redemption proceeds per share	$24.04	$22.59	$15.77	$12.83
R6 Shares
Net assets applicable to outstanding shares	$1,183,020	$700,956,175	$259,496,329	$22,121,029
Shares Outstanding	113,604	61,353,424	22,515,474	1,725,305
Net asset value and redemption proceeds per share	$10.41	$11.42	$11.53	$12.82

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

PEAR TREE FUNDS

STATEMENT OF OPERATIONS

STATEMENT OF OPERATIONS (continued)

For the Year Ended March 31, 2022
	Small Cap	Quality	Environmental Opportunities*	Environmental Opportunities**
Investment Income:
Dividends (a)	$1,813,414	$2,906,825	$93,615	$206,559
Interest	135	280	390	—
Miscellaneous	—	—	—	—
Total Investment Income	$1,813,549	$2,907,105	$94,005	$206,559
Expenses:
Compensation of manager (Note 3)	746,488	2,079,506	412,218	351,850
Distribution fees, Ordinary Shares (Note 3)	210,786	358,514	7,245	306***
Administrative fees (Note 3)	28,324	62,194	10,563	48,771
Custodian and fund accounting fees	20,500	34,100	22,500	65,393
Regulatory and Compliance (Note 3)	4,166	9,123	1,501	12,000
Transfer agent fees (Note 3):
Ordinary Shares	138,626	232,715	4,695	63***
Institutional Shares	14,796	104,757	60,870	25,256
R6 Shares	—	—	74	—
Audit and legal	11,248	17,861	363,446	38,068
Registration fees	33,097	38,623	53,376	14,663
Tax reclaim service fee	—	—	—	—
Insurance	1,952	4,292	745	1,060
Compensation of trustees (Note 3)	3,144	6,890	1,169	13,983
Printing	4,976	11,077	2,177	8,472
Miscellaneous	3,608	7,838	1,266	31,145
Total expenses before waivers/reimbursements/reductions	1,221,711	2,967,490	941,845	611,030
Management Fee Waiver (Note 3)	—	(727,253)	(41,227)	(145,592)
Transfer Agent Fee Waiver Institutional Shares (Note 3)	(10,796)	(77,454)	(45,222)	—
Manager Reimbursement (Note 3)	—	(1,260)	(438,558)	—
Expenses, Net	$1,210,915	$2,161,523	$416,838	$465,438
Net Investment income/(loss)	$602,634	$745,582	$(322,833)	$(258,879)

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF OPERATIONS (continued)

For the Year Ended March 31, 2022
PEAR TREE FUNDS

STATEMENT OF OPERATIONS (continued)

For the Year Ended March 31, 2022

	Small Cap	Quality	Environmental Opportunities*	Environmental Opportunities**
Realized and unrealized gain/(loss) on investments,foreign currency, and foreign translation:
Net realized gain/(loss) (Note 2) on:
Investments (b)	$11,243,271	$24,981,018	$(1,179,797)	$4,250,877
Foreign denominated assets, liabilities, and currency	(516)	13	8,567	(2,063)
Change in unrealized appreciation/(depreciation) of:
Investments	(9,083,477)	(5,398,211)	(9,839,135)	12,264,812
Foreign denominated assets, liabilities, and currency	639	(160)	(1,023)	—
Net change in deferred non-U.S. Taxes	—	—	—	—
Net realized and unrealized gain/(loss) on investment and foreign currency	2,159,917	19,582,660	(11,011,388)	16,513,626
Net increase/(decrease) in net assets resulting from operations	$2,762,551	$20,328,242	$(11,334,221)	$16,254,747

*
Seven Month Period Ending March 31, 2022 (Note 1)

**
Year Ended August 31, 2021. Figures presented are for Essex Environmental Opportunities Fund, which was merged into Environmental Opportunities Fund on August 31, 2021. At the time of the transaction, Environmental Opportunities Fund was a new series of the Trust without any assets or liabilities.  For more information relating to that transaction, see Note 1.

***
Investor Class

(a)
Dividends are net of foreign withholding taxes of  $14,994 for Small Cap, $ 91,087 for Quality, $5,945 for Environmental Opportunities, and $ 11,955 for Environmental Opportunities (8/31/2021). Dividends are net of ADR Issuance Fees of $0 for Small Cap, $10,218 for Quality, $0 for Environmental Opportunities and $0 for Environmental Opportunities
(8/31/2021).

(b)
Net realized gains on investments are net of foreign withholding taxes of  $ 0 for Small Cap, $ 0 for Quality, $ 0 for Environmental Opportunities, and $ 0 for Environmental Opportunities (8/31/2021).

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF OPERATIONS (continued)

For the Year Ended March 31, 2022
PEAR TREE FUNDS

STATEMENT OF OPERATIONS (continued)

For the Year Ended March 31, 2022

	Emerging Markets World Equity	Foreign Value	Foreign Value Small Cap	International Opportunities
Investment Income:
Dividends (a)	1,693,151	124,198,748	29,503,020	611,560
Interest	84	18,872	6,704	42
Miscellaneous	603	—	—	—
Total Investment Income	$1,693,838	$124,217,620	$29,509,724	$611,602
Expenses:
Compensation of manager (Note 3)	1,124,394	43,346,116	11,746,654	227,921
Distribution fees, Ordinary Shares (Note 3)	259,044	1,228,762	495,538	308
Administrative fees (Note 3)	34,256	1,299,425	345,670	7,569
Custodian and fund accounting fees	123,000	925,001	476,999	52,500
Regulatory and Compliance (Note 3)	5,040	190,842	50,609	1,111
Transfer agent fees (Note 3):
Ordinary Shares	169,751	790,275	319,033	198
Institutional Shares	12,347	5,043,064	1,226,093	17,736
R6 Shares	179	76,143	23,586	1,629
Audit and legal	35,066	330,951	79,465	12,359
Registration fees	40,112	139,289	97,553	7,595
Tax reclaim service fee	—	568,411	—	—
Insurance	2,360	89,617	23,859	522
Compensation of trustees (Note 3)	3,804	144,272	38,275	840
Printing	6,005	232,080	62,333	1,352
Miscellaneous	4,377	161,635	42,718	943
Total expenses before waivers/reimbursements/reductions	1,819,735	54,565,883	15,028,385	332,583
Management Fee Waiver (Note 3)	(247,367)	(4,334,611)	(1,174,666)	—
Transfer Agent Fee Waiver Institutional Shares (Note 3)	(9,044)	(3,764,007)	(914,062)	(13,174)
Manager Reimbursement (Note 3)	(437)	(364,803)	—	—
Expenses, Net	$1,562,887	$46,102,462	$12,939,657	$319,409
Net Investment income/(loss)	$130,951	$78,115,158	$16,570,067	$292,193

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF OPERATIONS (continued)

For the Year Ended March 31, 2022
PEAR TREE FUNDS

STATEMENT OF OPERATIONS (continued)

For the Year Ended March 31, 2022

	Emerging Markets World Equity	Foreign Value	Foreign Value Small Cap	International Opportunities
Realized and unrealized gain/(loss) on investments,foreign currency, and foreign translation:
Net realized gain/(loss) (Note 2) on:
Investments (b)	$4,527,731	$1,952,637	$54,126,635	$1,111,870
Foreign denominated assets, liabilities, and currency	(78,754)	(1,264,307)	(297,061)	304
Change in unrealized appreciation/(depreciation) of:
Investments	(19,549,555)	(327,486,714)	(115,029,166)	(861,116)
Foreign denominated assets, liabilities, and currency	7,400	(206,848)	(70,529)	(1,722)
Net change in deferred non-U.S. taxes	83,022	—	—	—
Net realized and unrealized gain/(loss) on investment and foreign currency	(15,010,156)	(327,005,232)	(61,270,121)	249,336
Net increase/(decrease) in net assets resulting from operations	$(14,879,205)	$(248,890,074)	$(44,700,054)	$541,529

(a)
Dividends are net of foreign withholding taxes of  $ 253,133 for Emerging Markets World Equity, $ 15,910,427 for Foreign Value, $ 3,584,240 for Foreign Value Small Cap, and $ 67,029 for International Opportunities. Dividends are net of ADR Issuance Fees of  $ 6,579 for Emerging Markets World Equity, $ 34,231 for Foreign Value, $ 0 for Foreign Value Small Cap, and $ 0 for International Opportunities.

(b)
Net realized gains on investments are net of foreign withholding taxes of  $ 205,130 for Emerging Markets World Equity,     $0 for Foreign Value, $ 0 for Foreign Value Small Cap, and $ 0 for international Opportunities.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS

	Small Cap
	Year Ended March 31, 2022	Year Ended March 31, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$602,634	$511,856
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	11,242,755	7,355,364
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	(9,082,838)	35,418,811
Net increase/(decrease) from operations	$2,762,551	$43,286,031
Distributions to shareholders
Ordinary Shares	$(6,540,106)	$(466,625)
Institutional Shares	(610,963)	(64,560)
R6 Shares	—	—
Total distributions to shareholders	$(7,151,069)	$(531,185)
Capital Stock Transactions
Shares Sold
Ordinary Shares	$2,967,567	$9,652,320*
Institutional Shares	83,581	552,135
R6 Shares	—	—
Distributions reinvested
Ordinary Shares	5,033,284	358,296
Institutional Shares	608,439	64,106
R6 Shares	—	—
Shares redeemed
Ordinary Shares	(15,658,588)	(21,770,539)
Institutional Shares	(103,550)	(1,627,375)
R6 Shares	—	—
Net increase (decrease) from capital stock transactions	$(7,069,267)	$(12,771,057)
Net Increase (Decrease) in Net Assets	$(11,457,785)	$29,983,789
Net Assets Beginning of Year	95,672,558	65,688,769
Net Assets at End of Year	$84,214,773	$95,672,558

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Small Cap
	Year Ended March 31, 2022	Year Ended March 31, 2021
Share Transactions
Shares sold
Ordinary Shares	107,174	415,797
Institutional Shares	2,490	23,147
R6 Shares	—	—
Distributions reinvested
Ordinary Shares	192,698	15,625
Institutional Shares	18,902	2,304
R6 Shares	—	—
Shares redeemed
Ordinary Shares	(578,260)	(1,147,826)
Institutional Shares	(3,123)	(64,855)
R6 Shares	—	—
Increase (Decrease) In Shares Outstanding	(260,119)	(755,808)

*
Includes contributions to capital from investment managers/brokers for : Ordinary $ 33,651.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Quality
	Year Ended March 31, 2022	Year Ended March 31, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$745,582	$963,814
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	24,981,031	14,220,057
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	(5,398,371)	48,239,662
Net increase/(decrease) from operations	$20,328,242	$63,423,533
Distributions to shareholders
Ordinary Shares	$(14,706,141)	$(10,169,321)
Institutional Shares	(7,125,736)	(2,936,199)
R6 Shares	—	—
Total distributions to shareholders	$(21,831,877)	$(13,105,520)
Capital Stock Transactions
Shares Sold
Ordinary Shares	$14,781,889	$28,142,362
Institutional Shares	44,369,782	37,362,976
R6 Shares	—	—
Distributions reinvested
Ordinary Shares	10,923,799	7,650,232
Institutional Shares	6,842,604	2,919,228
R6 Shares	—	—
Shares redeemed
Ordinary Shares	(33,495,123)	(37,292,506)
Institutional Shares	(31,633,118)	(12,299,528)
R6 Shares	—	—
Net increase (decrease) from capital stock transactions	$11,789,833	$26,482,764
Net Increase (Decrease) in Net Assets	$10,286,198	$76,800,777
Net Assets Beginning of Year	184,376,019	107,575,242
Net Assets at End of Year	$194,662,217	$184,376,019

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Quality
	Year Ended March 31, 2022	Year Ended March 31, 2021
Share Transactions
Shares sold
Ordinary Shares	651,564	1,606,214
Institutional Shares	1,748,272	1,865,436
R6 Shares	—	—
Distributions reinvested
Ordinary Shares	485,071	397,828
Institutional Shares	272,180	137,311
R6 Shares	—	—
Shares redeemed
Ordinary Shares	(1,469,950)	(2,003,979)
Institutional Shares	(1,293,802)	(580,386)
R6 Shares	—	—
Increase (Decrease) In Shares Outstanding	393,335	1,422,424

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Environmental Opportunities
	Seven Months Ended March 31, 2022	Year Ended August 31, 2021 (1)	Year Ended August 31, 2020 (1)
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$(322,833)	$(258,879)		$(51,248)
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	(1,171,230)	4,248,814		320,683
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	(9,840,158)	12,264,812		3,271,582
Net increase/(decrease) from operations	$(11,334,221)	$16,254,747		$3,541,017
Distributions to shareholders
Ordinary Shares	$(291,568)	$(814)*	$	—*
Institutional Shares	(3,993,301)	(499,608)**		—**
R6 Shares	(132,178)	—		—
Total distributions to shareholders	$(4,417,047)	$(500,422)		$—
Capital Stock Transactions
Shares sold
Ordinary Shares	$10,859,834	$239,425*		$39,289*
Institutional Shares	18,791,730 (2)	38,602,457**		11,445,125**
R6 Shares	1,471,237	—		—
Distributions reinvested
Ordinary Shares	278,452	814*		—*
Institutional Shares	3,813,420	483,049**		—**
R6 Shares	132,178	—		—
Shares redeemed
Ordinary Shares	(260,743)	(60,064)*		(14,529)*
Institutional Shares	(9,039,822)	(10,734,342)**		(1,381,489)**
R6 Shares	(10,000)	—		—
Net increase (decrease) from capital stock transactions	$26,036,286	$28,531,339		$10,088,396
Net Increase (Decrease) in Net Assets	$10,285,018	$44,285,664		$13,629,413
Net Assets Beginning of Year	66,824,383	22,538,719		8,909,306
Net Assets at End of Year	$77,109,401	$66,824,383		$22,538,719

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Environmental Opportunities
	Seven Months Ended March 31, 2022	Year Ended August 31, 2021 (1)	Year Ended August 31, 2020 (1)
Share Transactions
Shares sold
Ordinary Shares	581,830	12,817*	3,703*
Institutional Shares	1,042,806	2,139,067**	1,018,044**
R6 Shares	159,504	—	—
Distributions reinvested
Ordinary Shares	14,867	48*	—*
Institutional Shares	201,449	28,183**	—**
R6 Shares	15,281	—	—
Shares redeemed
Ordinary Shares	(14,478)	(3,284)*	(1,788)*
Institutional Shares	(463,098)	(658,911)**	(131,090)**
R6 Shares	(1,332)	—	—
Increase (Decrease) In Shares Outstanding	1,536,829	1,517,920	888,869

*
Formerly Known as Investor Class

**
Formerly Known as Institutional Class

(1)
Figures presented are for Essex Environmental Opportunities Fund, which was merged into Environmental Opportunities Fund on August 31, 2021. At the time of the transaction, Environmental Opportunities Fund was a new series of the Trust without any assets or liabilities. For more information relating to that transaction, see Note 1.

(2)
Includes contributions to capital from investment managers/brokers for : Institutional $ 28,906.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Emerging Markets World Equity
	Year Ended March 31, 2022	Year Ended March 31, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$130,951	$(143,322)
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	4,448,977	21,404,618
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, currency, and deferred non-U.S.taxes	(19,459,133)	25,998,311
Net increase/(decrease) from operations	$(14,879,205)	$47,259,607
Distributions to shareholders
Ordinary Shares	$(8,030,841)	$(893,824)
Institutional Shares	(600,538)	(75,708)
R6 Shares	(217,862)	(26,700)
Total distributions to shareholders	$(8,849,241)	$(996,232)
Capital Stock Transactions
Shares Sold
Ordinary Shares	4,331,051	$15,376,000*
Institutional Shares	1,856,822	1,224,993
R6 Shares	152,405	317,202
Distributions reinvested
Ordinary Shares	5,568,160	633,372
Institutional Shares	599,372	75,249
R6 Shares	212,658	26,700
Shares redeemed
Ordinary Shares	(10,244,687)	(13,873,470)
Institutional Shares	(1,534,777)	(1,671,276)
R6 Shares	(70,750)	(10,936)
Net increase (decrease) from capital stock transactions	$870,254	$2,097,834

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Emerging Markets World Equity
	Year Ended March 31, 2022	Year Ended March 31, 2021
Net Increase (Decrease) in Net Assets	$(22,858,192)	$48,361,209
Net Assets Beginning of Year	117,689,546	69,328,337
Net Assets at End of Year	$94,831,354	$117,689,546

Share Transactions
Shares sold
Ordinary Shares	159,027	678,736
Institutional Shares	62,864	51,440
R6 Shares	12,022	24,209
Distributions reinvested
Ordinary Shares	206,381	21,886
Institutional Shares	21,883	2,563
R6 Shares	17,931	1,897
Shares redeemed
Ordinary Shares	(349,958)	(553,222)
Institutional Shares	(52,692)	(66,560)
R6 Shares	(4,851)	(764)
Increase (Decrease) In Shares Outstanding	72,607	160,185

*
Includes contributions to capital from investment managers/brokers for : Ordinary $ 15,162.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value
	Year Ended March 31, 2022	Year Ended March 31, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$78,115,158	$50,423,365
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	688,330	(33,658,979)
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	(327,693,562)	1,653,236,333
Net increase/(decrease) from operations	$(248,890,074)	$1,670,000,719
Distributions to shareholders
Ordinary Shares	$(4,591,705)	$(7,906,281)
Institutional Shares	(43,903,649)	(51,609,712)
R6 Shares	(19,770,286)	(23,473,738)
Total distributions to shareholders	$(68,265,640)	$(82,989,731)
Capital Stock Transactions
Shares Sold
Ordinary Shares	$17,336,728	$19,100,403
Institutional Shares	922,940,398**	822,173,788*
R6 Shares	151,572,016	155,052,686
Distributions reinvested
Ordinary Shares	4,221,677	7,318,465
Institutional Shares	39,241,541	46,255,288
R6 Shares	13,829,936	16,835,574
Shares redeemed
Ordinary Shares	(91,041,441)	(165,515,787)
Institutional Shares	(500,128,832)	(755,383,932)
R6 Shares	(79,987,622)	(128,898,592)
Net increase (decrease) from capital stock transactions	$477,984,401	$16,937,893
Net Increase (Decrease) in Net Assets	$160,828,687	$1,603,948,881
Net Assets Beginning of Year	4,163,837,864	2,559,888,983
Net Assets at End of Year	$4,324,666,551	$4,163,837,864

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value
	Year Ended March 31, 2022	Year Ended March 31, 2021
Share Transactions
Shares sold
Ordinary Shares	703,522	927,061
Institutional Shares	38,709,068	43,461,925
R6 Shares	12,237,305	16,062,529
Distributions reinvested
Ordinary Shares	179,340	339,919
Institutional Shares	1,675,557	2,158,436
R6 Shares	1,168,069	1,533,295
Shares redeemed
Ordinary Shares	(3,758,620)	(9,038,345)
Institutional Shares	(20,911,215)	(41,223,202)
R6 Shares	(6,490,474)	(12,943,171)
Increase (Decrease) In Shares Outstanding	23,512,552	1,278,447

*
Includes contributions to capital from investment managers/brokers for: Institutional $7,950.

**
Includes contributions to capital from investment managers/brokers for: Institutional $579.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value Small Cap
	Year Ended March 31, 2022	Year Ended March 31, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$16,570,067	$8,659,082
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	53,829,574	27,149,231
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	(115,099,695)	348,094,987
Net increase/(decrease) from operations	$(44,700,054)	$383,903,300
Distributions to shareholders
Ordinary Shares	$(4,067,837)	$(5,992,691)
Institutional Shares	(18,229,791)	(19,488,861)
R6 Shares	(9,053,210)	(5,968,437)
Total distributions to shareholders	$(31,350,838)	$(31,449,989)
Capital Stock Transactions
Shares Sold
Ordinary Shares	$43,445,533	$21,501,539
Institutional Shares	342,093,034	210,975,635
R6 Shares	194,602,351	30,009,409*
Distributions reinvested
Ordinary Shares	3,448,629	5,031,680
Institutional Shares	17,073,940	17,545,124
R6 Shares	8,838,438	5,234,277
Shares redeemed
Ordinary Shares	(62,075,182)	(43,250,129)
Institutional Shares	(186,754,373)	(192,751,012)
R6 Shares	(50,675,577)	(54,982,251)
Net increase (decrease) from capital stock transactions	$309,996,793	$(685,728)
Net Increase (Decrease) in Net Assets	$233,945,901	$351,767,583
Net Assets Beginning of Year	949,708,117	597,940,534
Net Assets at End of Year	$1,183,654,018	$949,708,117

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value Small Cap
	Year Ended March 31, 2022	Year Ended March 31, 2021
Share Transactions
Shares sold
Ordinary Shares	2,535,613	1,598,297
Institutional Shares	20,129,524	15,735,721
R6 Shares	15,267,292	3,347,067
Distributions reinvested
Ordinary Shares	209,898	348,213
Institutional Shares	1,040,459	1,215,036
R6 Shares	737,151	491,481
Shares redeemed
Ordinary Shares	(3,684,140)	(3,470,728)
Institutional Shares	(11,174,781)	(15,620,428)
R6 Shares	(4,127,243)	(6,039,591)
Increase (Decrease) In Shares Outstanding	20,933,773	(2,394,932)
Includes contributions to capital from investment managers/brokers for : R6 $ 72.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	International Opportunities
	Year Ended March 31, 2022	Year Ended March 31, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$292,193	$95,004
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	1,112,174	1,361,164
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	(862,838)	8,791,561
Net increase/(decrease) from operations	$541,529	$10,247,729
Distributions to shareholders
Ordinary Shares	$(18,331)	$(557)
Institutional Shares	(1,422,112)	(79,670)
R6 Shares	(1,338,237)	(72,287)
Total distributions to shareholders	$(2,778,680)	$(152,514)
Capital Stock Transactions
Shares Sold
Ordinary Shares	$130,000	$—
Institutional Shares	10,000	169,372
R6 Shares	10,855,515	604,636
Distributions reinvested
Ordinary Shares	18,331	557
Institutional Shares	1,422,112	79,670
R6 Shares	1,338,237	72,287
Shares redeemed
Ordinary Shares	(90,689)	—
Institutional Shares	(9,399,214)	(213,582)
R6 Shares	(2,836)	(201,957)
Net increase (decrease) from capital stock transactions	$4,281,456	$510,983
Net Increase (Decrease) in Net Assets	$2,044,305	$10,606,198
Net Assets Beginning of Year	23,889,641	13,283,443
Net Assets at End of Year	$25,933,946	$23,889,641

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	International Opportunities
	Year Ended March 31, 2022	Year Ended March 31, 2021
Share Transactions
Shares sold
Ordinary Shares	9,537	—
Institutional Shares	819	15,397
R6 Shares	808,247	51,044
Distributions reinvested
Ordinary Shares	1,387	44
Institutional Shares	106,685	6,224
R6 Shares	100,393	5,648
Shares redeemed
Ordinary Shares	(6,778)	—
Institutional Shares	(696,183)	(18,557)
R6 Shares	(204)	(18,279)
Increase (Decrease) In Shares Outstanding	323,903	41,521

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Small Cap Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Years Ended March 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$27.43	$15.45	$23.97	$25.48	$26.35
Income from Investment Operations:
Net investment income (loss)(a)(b)	0.17	0.14	0.15	0.07	0.07
Net realized and unrealized gain/(loss) on securities	0.63	12.00	(6.73)	0.22	0.68
Total from Investment Operations	0.80	12.14	(6.58)	0.29	0.75
Less Distributions:
Dividends from net investment income	(0.15)	(0.16)	(0.14)	(0.01)	(0.04)
Distributions from realized capital gains	(2.06)	—	(1.80)	(1.79)	(1.58)
Total Distributions	(2.21)	(0.16)	(1.94)	(1.80)	(1.62)
Net Asset Value, End of Period	$26.02	$27.43	$15.45	$23.97	$25.48
Total Return	2.89%	78.75%	(30.27)%	1.87%	2.75%
Net Assets, End of Period (000s)	$75,159	$86,880	$60,008	$118,314	$109,341
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(c)
Gross	1.33%	1.37%	1.35%	1.34%	1.35%
Net	1.33%	1.37%	1.35%	1.34%	1.35%
Ratio of net investment income (loss) to average net assets(b)	0.61%	0.66%	0.63%	0.29%	0.25%
Portfolio Turnover	23%	33%	28%	24%	18%

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Small Cap Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Years Ended March 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$33.32	$18.73	$28.67	$30.07	$30.80
Income from Investment Operations:
Net investment income (loss) (a) (b) (d)	0.32	0.26	0.27	0.21	0.19
Net realized and unrealized gain/(loss) on securities	0.78	14.57	(8.17)	0.28	0.79
Total from Investment Operations	1.10	14.83	(7.90)	0.49	0.98
Less Distributions:
Dividends from net investment income	(0.26)	(0.24)	(0.24)	(0.10)	(0.13)
Distributions from realized capital gains	(2.06)	—	(1.80)	(1.79)	(1.58)
Total Distributions	(2.32)	(0.24)	(2.04)	(1.89)	(1.71)
Net Asset Value, End of Period	$32.10	$33.32	$18.73	$28.67	$30.07
Total Return	3.27%	79.43%	(30.02)%	2.30%	3.10%
Net Assets, End of Period (000s)	$9,055	$8,792	$5,681	$4,839	$7,395
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(c)
Gross	1.08%	1.12%	1.10%	1.08%	1.10%
Net	0.96%	1.00%	0.98%	0.96%	0.98%
Ratio of net investment income (loss) to average net assets(b)	0.97%	1.04%	1.02%	0.65%	0.62%
Portfolio Turnover	23%	33%	28%	24%	18%

(a)
Per share numbers have been calculated using the average shares method.

(b)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(c)
Ratios of expenses to average net assets:

▪
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Does not include expenses of the investment companies in which the Fund invests.

(d)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Years Ended March 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$21.14	$15.06	$18.66	$18.83	$17.52
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.06	0.10	0.12	0.14	0.15
Net realized and unrealized gain/(loss) on securities	2.35	7.55	(0.19)	2.23	2.49
Total from Investment Operations	2.41	7.65	(0.07)	2.37	2.64
Less Distributions:
Dividends from net investment income	(0.05)	(0.10)	(0.15)	(0.12)	(0.18)
Distributions from realized capital gains	(2.39)	(1.47)	(3.38)	(2.42)	(1.15)
Total Distributions	(2.44)	(1.57)	(3.53)	(2.54)	(1.33)
Net Asset Value, End of Period	$21.11	$21.14	$15.06	$18.66	$18.83
Total Return	10.66%	51.83%	(2.98)%	14.16%	14.91%
Net Assets, End of Period (000s)	$130,244	$137,485	$97,951	$137,643	$123,781
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.50%	1.52%	1.54%	1.54%	1.54%
Net	1.16%	1.22%	1.27%	1.25%	1.28%
Ratio of net investment income (loss) to average net assets(c)	0.24%	0.53%	0.62%	0.72%	0.81%
Portfolio Turnover	31%	41%	35%	57%	48%

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Years Ended March 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$23.39	$16.53	$20.18	$20.15	$18.65
Income from Investment Operations:
Net investment income (loss) (a) (b) (c)	0.16	0.20	0.21	0.23	0.24
Net realized and unrealized gain/(loss) on securities	2.60	8.30	(0.25)	2.40	2.65
Total from Investment Operations	2.76	8.50	(0.04)	2.63	2.89
Less Distributions:
Dividends from net investment income	(0.17)	(0.17)	(0.23)	(0.18)	(0.24)
Distributions from realized capital gains	(2.39)	(1.47)	(3.38)	(2.42)	(1.15)
Total Distributions	(2.56)	(1.64)	(3.61)	(2.60)	(1.39)
Net Asset Value, End of Period	$23.59	$23.39	$16.53	$20.18	$20.15
Total Return	11.09%	52.42%	(2.62)%	14.59%	15.34%
Net Assets, End of Period (000s)	$64,418	$46,891	$9,624	$6,084	$6,064
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (d)
Gross	1.25%	1.27%	1.29%	1.29%	1.29%
Net	0.78%	0.80%	0.90%	0.87%	0.93%
Ratio of net investment income (loss) to average net assets(c)	0.62%	0.92%	1.04%	1.08%	1.17%
Portfolio Turnover	31%	41%	35%	57%	48%

(a)
Per share numbers have been calculated using the average shares method.

(b)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)
Ratios of expenses to average net assets:

▪
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Pear Tree Essex Environmental Opportunities Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
		Years Ended August 31,*
	Seven Months Ended March 31, 2022(1)	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$20.12	$12.63	$10.05	$10.69	$10.00
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	(0.09)	(0.06)	(0.06)	(0.02)	(0.03)
Net realized and unrealized gain/(loss) on securities	(2.69)	7.83	2.64	(0.62)	0.72
Total from Investment Operations	(2.78)	7.77	2.58	(0.64)	0.69
Less Distributions:
Dividends from net investment income	—	—	—	—	—
Distributions from realized capital gains	(1.21)	(0.28)	—	—	—
Total Distributions	(1.21)	(0.28)	—	—	—
Net Asset Value, End of Period	$16.13	$20.12	$12.63	$10.05	$10.69
Total Return	(14.67)%(4)	61.95%	25.67%	(5.99)%	6.90%
Net Assets, End of Period (000s)	$9,601	$263	$44	$16	$17
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	2.11%(3)	1.55%	2.66%	4.22%	4.94%
Net	1.24%(3)	1.24%	1.24%	1.28%	1.43%
Ratio of net investment income (loss) to average net assets(c)	(0.99)%(3)	(0.80)%	(0.63)%	(0.24)%	(0.54)%
Portfolio Turnover	9%	41%	37%	30%	23%

The accompanying notes are an integral part of these financial statements.

Pear Tree Essex Environmental Opportunities Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
		Years Ended August 31,*
	Seven Months Ended March 31, 2022(1)	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$20.32	$12.72	$10.10	$10.71	$10.00
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	(0.08)	(0.07)	(0.03)	—(2)	(0.03)
Net realized and unrealized gain/(loss) on securities	(2.71)	7.95	2.65	(0.61)	0.74
Total from Investment Operations	(2.79)	7.88	2.62	(0.61)	0.71
Less Distributions:
Dividends from net investment income	—	—	—	—	—
Distributions from realized capital gains	(1.21)	(0.28)	—	—	—
Total Distributions	(1.21)	(0.28)	—	—	—
Net Asset Value, End of Period	$16.32	$20.32	$12.72	$10.10	$10.71
Total Return	(14.57)%(4)	62.39%	25.94%	(5.70)%	7.10%
Net Assets, End of Period (000s)	$66,215	$66,561	$22,494	$8,893	$6,286
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	2.30%(3)	1.30%	2.41%	3.97%	4.69%
Net	0.99%(3)	0.99%	0.99%	1.03%	1.18%
Ratio of net investment income (loss) to average net assets(c)	(0.77)%(3)	(0.55)%	(0.37)%	(0.02)%	(0.36)%
Portfolio Turnover	9%	41%	37%	30%	23%

The accompanying notes are an integral part of these financial statements.

Pear Tree Essex Environmental Opportunities Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
R 6 Shares
Commencement of Operations to the Seven Months Ended March 31, 2022 (1)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income (loss) (a) (b) (c)	(0.03)
Net realized and unrealized gain/(loss) on securities	(1.30)
Total from Investment Operations	(1.33)
Less Distributions:
Dividends from net investment income	—
Distributions from realized capital gains	(1.21)
Total Distributions	(1.21)
Net Asset Value, End of Period	$7.46
Total Return	(15.00)% (4)
Net Assets, End of Period (000s)	$1,293
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (d)
Gross	2.08% (3)
Net	0.95% (3)
Ratio of net investment income (loss) to average net assets (c)	(0.71)% (3)
Portfolio Turnover	9%

(1)
Commenced operations September 1, 2021.

(2)
Rounds to less than $0.005 per share

(3)
Annualized

(4)
Not Annualized

(a)
Per share numbers have been calculated using the average shares method.

(b)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)
Ratios of expenses to average net assets:

▪
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Does not include expenses of the investment companies in which the Fund invests.

*
Figures presented are for Essex Environmental Opportunities Fund, which was merged into Environmental Opportunities Fund on August 31, 2021. At the time of the transaction, Environmental Opportunities Fund was a new series of the Trust without any assets or liabilities. For more information relating to that transaction, see Note 1.

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Years Ended March 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$29.76	$18.21	$20.86	$23.29	$20.40
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.02	(0.04)	0.22	0.38	0.32
Net realized and unrealized gain/(loss) on securities	(3.83)	11.83	(2.53)	(2.36)	2.85
Total from Investment Operations	(3.81)	11.79	(2.31)	(1.98)	3.17
Less Distributions:
Dividends from net investment income	(0.40)	(0.24)	(0.34)	(0.45)	(0.28)
Distributions from realized capital gains	(1.90)	—	—	—	—
Total Distributions	(2.30)	(0.24)	(0.34)	(0.45)	(0.28)
Net Asset Value, End of Period	$23.65	$29.76	$18.21	$20.86	$23.29
Total Return	(13.75)%	64.78%	(11.35)%	(8.31)%	15.63%
Net Assets, End of Period (000s)	$87,401	$109,522	$64,322	$89,347	$110,502
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.64%	1.68%	1.70%	1.67%	1.07%
Net	1.42%	1.46%	1.48%	1.46%	0.97%
Ratio of net investment income (loss) to average net assets(c)	0.09%	(0.16)%	1.01%	1.81%	1.46%
Portfolio Turnover	103%	128%	104%	172%(e)	50%

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Years Ended March 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$30.22	$18.47	$21.16	$23.63	$20.69
Income from Investment Operations:
Net investment income (loss) (a)(b)(c)	0.13	0.06	0.26	0.48	0.40
Net realized and unrealized gain/(loss) on securities	(3.90)	12.02	(2.52)	(2.42)	2.89
Total from Investment Operations	(3.77)	12.08	(2.26)	(1.94)	3.29
Less Distributions:
Dividends from net investment income	(0.51)	(0.33)	(0.43)	(0.53)	(0.35)
Distributions from realized capital gains	(1.90)	—	—	—	—
Total Distributions	(2.41)	(0.33)	(0.43)	(0.53)	(0.35)
Net Asset Value, End of Period	$24.04	$30.22	$18.47	$21.16	$23.63
Total Return	(13.43)%	65.44%	(11.02)%	(7.94)%	16.01%
Net Assets, End of Period (000s)	$6,247	$6,885	$4,440	$5,061	$7,872
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.39%	1.43%	1.45%	1.41%	0.82%
Net	1.05%	1.09%	1.11%	1.08%	0.61%
Ratio of net investment income (loss) to average net assets (c)	0.46%	0.21%	1.19%	2.21%	1.80%
Portfolio Turnover	103%	128%	104%	172%(e)	50%

The accompanying notes are an integral part of these financial statements.

Pear Tree Axiom Emerging Markets World Equity Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	R6 Shares
	Years Ended			January 28, 2019 (1)
	2022	2021	2020	through March 31, 2019
Net Asset Value, Beginning of Period	$14.49	$8.96	$10.47	$10.00
Income from Investment Operations:
Net investment income (loss) (a) (b) (c)	0.07	0.04	0.18	0.01
Net realized and unrealized gain/(loss) on securities	(1.72)	5.83	(1.26)	0.46
Total from Investment Operations	(1.65)	5.87	(1.08)	0.47
Less Distributions:
Dividends from net investment income	(0.53)	(0.34)	(0.43)	—
Distributions from realized capital gains	(1.90)	—	—	—
Total Distributions	(2.43)	(0.34)	(0.43)	—
Net Asset Value, End of Period	$10.41	$14.49	$8.96	$10.47
Total Return	(13.44)%	65.58%	(10.95)%	4.70% (3)
Net Assets, End of Period (000s)	$1,183	$1,282	$566	$105
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (d)
Gross	1.24%	1.28%	1.30%	1.64% (2)
Net	0.99%	0.99%	0.99%	0.99% (2)
Ratio of net investment income (loss) to average net assets(c)	0.52%	0.29%	1.58%	0.44% (2)
Portfolio Turnover	103%	128%	104%	172% (e)

(1)
Commenced operations January 28, 2019

(2)
Annualized.

(3)
Not Annualized.

(a)
Per share numbers have been calculated using the average shares method.

(b)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)
Ratios of expenses to average net assets:

▪
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Does not include expenses of the investment companies in which the Fund invests.

(e)
Turnover is higher due to Emerging Markets acquiring assets of Pear Tree PanAgora Risk Parity Emerging Markets Fund as of May 8, 2018.

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Years Ended March 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$24.33	$14.83	$20.77	$21.75	$19.15
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.35	0.23	0.44	0.38	0.29
Net realized and unrealized gain/(loss) on securities	(1.76)	9.62	(6.13)	(1.17)	2.44
Total from Investment Operations	(1.41)	9.85	(5.69)	(0.79)	2.73
Less Distributions:
Dividends from net investment income	(0.24)	(0.35)	(0.25)	(0.11)	(0.13)
Distributions from realized capital gains	—	—	—	(0.08)	—
Total Distributions	(0.24)	(0.35)	(0.25)	(0.19)	(0.13)
Net Asset Value, End of Period	$22.68	$24.33	$14.83	$20.77	$21.75
Total Return	(5.84)%	66.76%	(27.75)%	(3.56)%	14.27%
Net Assets, End of Period (000s)	$424,110	$524,972	$435,137	$784,820	$886,354
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.50%	1.50%	1.50%	1.51%	1.51%
Net	1.40%(e)	1.40%	1.40%	1.41%	1.41%
Ratio of net investment income (loss) to average net assets(c)	1.45%	1.18%	2.13%	1.80%	1.39%
Portfolio Turnover	19%	23%	28%	12%	30%

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Years Ended March 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$24.25	$14.78	$20.71	$21.71	$19.10
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.44	0.31	0.50	0.42	0.33
Net realized and unrealized gain/(loss) on securities	(1.76)	9.60	(6.09)	(1.14)	2.49
Total from Investment Operations	(1.32)	9.91	(5.59)	(0.72)	2.82
Less Distributions:
Dividends from net investment income	(0.34)	(0.44)	(0.34)	(0.20)	(0.21)
Distributions from realized capital gains	—	—	—	(0.08)	—
Total Distributions	(0.34)	(0.44)	(0.34)	(0.28)	(0.21)
Net Asset Value, End of Period	$22.59	$24.25	$14.78	$20.71	$21.71
Total Return	(5.51)%	67.42%	(27.50)%	(3.20)%	14.75%
Net Assets, End of Period (000s)	$3,199,601	$2,962,171	$1,740,528	$2,509,455	$1,346,164
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.26%	1.25%	1.25%	1.26%	1.26%
Net	1.04%(e)	1.03%	1.03%	1.04%	1.04%
Ratio of net investment income (loss) to average net assets(c)	1.84%	1.56%	2.45%	1.98%	1.57%
Portfolio Turnover	19%	23%	28%	12%	30%

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	R6 Shares
	Years Ended March 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$12.43	$7.72	$10.97	$11.65	$10.34
Income from Investment Operations:
Net investment income (loss) (a) (b) (c)	0.24	0.17	0.25	0.25	0.19
Net realized and unrealized gain/(loss) on securities	(0.91)	4.98	(3.16)	(0.64)	1.34
Total from Investment Operations	(0.67)	5.15	(2.91)	(0.39)	1.53
Less Distributions:
Dividends from net investment income	(0.34)	(0.44)	(0.34)	(0.21)	(0.22)
Distributions from realized capital gains	—	—	—	(0.08)	—
Total Distributions	(0.34)	(0.44)	(0.34)	(0.29)	(0.22)
Net Asset Value, End of Period	$11.42	$12.43	$7.72	$10.97	$11.65
Total Return	(5.46)%	67.52%	(27.43)%	(3.15)%	14.79%
Net Assets, End of Period (000s)	$700,956	$676,695	$384,224	$325,774	$275,084
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.10%	1.10%	1.10%	1.11%	1.10%
Net	0.95% (e)	0.94%	0.94%	0.98%	1.01%
Ratio of net investment income (loss) to average net assets (c)	1.90%	1.66%	2.28%	2.22%	1.58%
Portfolio Turnover	19%	23%	28%	12%	30%

(a)
Per share numbers have been calculated using the average shares method.

(b)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)
Ratios of expenses to average net assets:

▪
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Does not include expenses of the investment companies in which the Fund invests.

(e)
Ratio (Net) would have been 1.39% for Ordinary, 1.03% for Institutuional, and 0.94% for R6 if the Trust did not engage a third-party to assist in reclaiming EU tax overpayments made by the fund.

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Years Ended March 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$16.54	$10.07	$13.56	$15.63	$13.71
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.20	0.12	0.65	0.33	0.28
Net realized and unrealized gain/(loss) on securities	(0.63)	6.88	(3.76)	(1.84)	2.07
Total from Investment Operations	(0.43)	7.00	(3.11)	(1.51)	2.35
Less Distributions:
Dividends from net investment income	(0.15)	(0.53)	(0.38)	(0.24)	(0.29)
Distributions from realized capital gains	(0.20)	—	—	(0.32)	(0.14)
Total Distributions	(0.35)	(0.53)	(0.38)	(0.56)	(0.43)
Net Asset Value, End of Period	$15.76	$16.54	$10.07	$13.56	$15.63
Total Return	(2.72)%	70.25%	(23.73)%	(9.33)%	17.15%
Net Assets, End of Period (000s)	$170,731	$194,665	$133,912	$222,526	$319,531
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.51%	1.53%	1.53%	1.53%	1.52%
Net	1.41%	1.43%	1.43%	1.43%	1.42%
Ratio of net investment income (loss) to average net assets(c)	1.15%	0.90%	4.85%	2.29%	1.85%
Portfolio Turnover	29%	35%	33%	52%	26%

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Years Ended March 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$16.54	$10.07	$13.57	$15.66	$13.73
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.25	0.17	0.69	0.37	0.32
Net realized and unrealized gain/(loss) on securities	(0.61)	6.88	(3.76)	(1.83)	2.09
Total from Investment Operations	(0.36)	7.05	(3.07)	(1.46)	2.41
Less Distributions:
Dividends from net investment income	(0.21)	(0.58)	(0.43)	(0.31)	(0.34)
Distributions from realized capital gains	(0.20)	—	—	(0.32)	(0.14)
Total Distributions	(0.41)	(0.58)	(0.43)	(0.63)	(0.48)
Net Asset Value, End of Period	$15.77	$16.54	$10.07	$13.57	$15.66
Total Return	(2.29)%	70.84%	(23.50)%	(8.95)%	17.56%
Net Assets, End of Period (000s)	$753,426	$625,221	$367,321	$766,409	$593,619
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.26%	1.28%	1.28%	1.28%	1.27%
Net	1.04%	1.06%	1.06%	1.06%	1.05%
Ratio of net investment income (loss) to average net assets(c)	1.49%	1.27%	5.02%	2.57%	2.08%
Portfolio Turnover	29%	35%	33%	52%	26%

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris Foreign Value Small Cap Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	R6 Shares
	Years Ended March 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$12.20	$7.53	$10.25	$12.02	$10.63
Income from Investment Operations:
Net investment income (loss) (a) (b) (c)	0.17	0.13	0.55	0.24	0.26
Net realized and unrealized gain/(loss) on securities	(0.43)	5.12	(2.83)	(1.38)	1.62
Total from Investment Operations	(0.26)	5.25	(2.28)	(1.14)	1.88
Less Distributions:
Dividends from net investment income	(0.21)	(0.58)	(0.44)	(0.31)	(0.35)
Distributions from realized capital gains	(0.20)	—	—	(0.32)	(0.14)
Total Distributions	(0.41)	(0.58)	(0.44)	(0.63)	(0.49)
Net Asset Value, End of Period	$11.53	$12.20	$7.53	$10.25	$12.02
Total Return	(2.23)%	70.90%	(23.46)%	(8.95)%	17.66%
Net Assets, End of Period (000s)	$259,496	$129,822	$96,708	$74,795	$11,160
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.12%	1.13%	1.13%	1.14%	1.12%
Net	1.02%	1.03%	1.03%	1.05%	1.02%
Ratio of net investment income (loss) to average net assets(c)	1.35%	1.32%	5.62%	2.28%	2.12%
Portfolio Turnover	29%	35%	33%	52%	26%

(a)
Per share numbers have been calculated using the average shares method.

(b)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)
Ratios of expenses to average net assets:

▪
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris International Opportunities Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	Years Ended March 31,			January 30, 2019(1) through March 31, 2019
	2022	2021	2020
Net Asset Value, Beginning of Period	$13.95	$7.98	$10.60	$10.00
Income from Investment Operations:
Net investment income (loss)(a)(c)	0.10	0.01	(0.05)	(0.04)
Net realized and unrealized gain/(loss) on securities	0.23	6.05	(2.54)	0.64
Total from Investment Operations	0.33	6.06	(2.59)	0.60
Less Distributions:
Dividends from net investment income	(0.16)	—	—	—
Distributions from realized capital gains	(1.43)	(0.09)	(0.03)	—
Total Distributions	(1.59)	(0.09)	(0.03)	—
Net Asset Value, End of Period	$12.69	$13.95	$7.98	$10.60
Total Return	1.90%	76.07%	(24.50)%	6.00% (3)
Net Assets, End of Period (000s)	$131	$86	$49	$63
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.63%	1.62%	1.90%	4.54% (2)
Net	1.63%	1.62%	1.90%	4.54% (2)
Ratio of net investment income (loss) to average net assets(c)	0.72%	0.12%	(0.44)%	(3.52)% (2)
Portfolio Turnover	51%	55%	142%(e)	22% (3)

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris International Opportunities Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	Years Ended March 31,			January 30, 2019(1) through March 31, 2019
	2022	2021	2020
Net Asset Value, Beginning of Period	$14.06	$8.02	$10.60	$10.00
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.18	0.06	(0.01)	(0.04)
Net realized and unrealized gain/(loss) on securities	0.21	6.07	(2.54)	0.64
Total from Investment Operations	0.39	6.13	(2.55)	0.60
Less Distributions:
Dividends from net investment income	(0.19)	—	—	—
Distributions from realized capital gains	(1.43)	(0.09)	(0.03)	—
Total Distributions	(1.62)	(0.09)	(0.03)	—
Net Asset Value, End of Period	$12.83	$14.06	$8.02	$10.60
Total Return	2.37%	76.56%	(24.10)%	6.00% (3)
Net Assets, End of Period (000s)	$3,682	$12,314	$6,995	$9,245
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.34%	1.37%	1.65%	4.29% (2)
Net	1.22%	1.25%	1.53%	4.17% (2)
Ratio of net investment income (loss) to average net assets(c)	1.21%	0.49%	(0.05)%	(3.15)% (2)
Portfolio Turnover	51%	55%	142%(e)	22% (3)

The accompanying notes are an integral part of these financial statements.

Pear Tree Polaris International Opportunities Fund

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	R6 Shares
	Years Ended March 31,			January 30, 2019 (1) through March 31, 2019
	2022	2021	2020
Net Asset Value, Beginning of Period	$14.07	$8.02	$10.60	$10.00
Income from Investment Operations:
Net investment income (loss) (a) (c)	0.15	0.06	(0.01)	(0.04)
Net realized and unrealized gain/(loss) on securities	0.23	6.08	(2.53)	0.64
Total from Investment Operations	0.38	6.14	(2.54)	0.60
Less Distributions:
Dividends from net investment income	(0.20)	—	(0.01)	—
Distributions from realized capital gains	(1.43)	(0.09)	(0.03)	—
Total Distributions	(1.63)	(0.09)	(0.04)	—
Net Asset Value, End of Period	$12.82	$14.07	$8.02	$10.60
Total Return	2.25%	76.69%	(24.08)%	6.00% (3)
Net Assets, End of Period (000s)	$22,121	$11,490	$6,240	$1,371
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (d)
Gross	1.29%	1.22%	1.50%	4.14% (2)
Net	1.29%	1.22%	1.50%	4.14% (2)
Ratio of net investment income (loss) to average net assets(c)	1.11%	0.51%	(0.08)%	(3.12)% (2)
Portfolio Turnover	51%	55%	142% (e)	22% (3)

(1)
Commenced Operations on January 30, 2019

(2)
Annualized

(3)
Not Annualized

(a)
Per share numbers have been calculated using the average shares method.

(b)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)
Ratios of expenses to average net assets:

▪
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

▪
Does not include expenses of the investment companies in which the Fund invests.

(e)
Turnover is higher due to a change in strategy as of January 1, 2020.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS

1. Organization of the Trust
Pear Tree Funds, (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of March 31, 2022, the Trust had seven separate series (each a “Fund” and collectively the “Funds”), offering shares of beneficial interest, each Fund having its own investment objective and principal strategy. These Financial Statements only include financial statements for the current seven Funds.
The current Funds are:
Pear Tree Polaris Small Cap Fund (“Small Cap”), which seeks maximum long-term capital appreciation.
Pear Tree Quality Fund (“Quality”), which seeks long-term growth of capital.
Pear Tree Essex Environmental Opportunities Fund (“Environmental Opportunities”), which seeks long-term growth of capital.
Pear Tree Axiom Emerging Markets World Equity Fund (“Emerging Markets World Equity”), which seeks long-term growth of capital.
Pear Tree Polaris Foreign Value Fund (“Foreign Value”), which seeks long-term capital growth and income.
Pear Tree Polaris Foreign Value Small Cap Fund (“Foreign Value Small Cap”), which seeks long-term capital growth and income.
Pear Tree Polaris International Opportunities Fund (“International Opportunities”), which seeks long-term capital appreciation.
Each of the Funds is a “non-diversified company,” within the meaning of the 1940 Act, other than Emerging Markets World Equity and Environmental Opportunities, each of which is a “diversified company.”
As the Trust is an investment company, each Fund accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.
The Trustees of the Trust (the ‘Trustees”) have authorized each Fund to issue three classes of shares, designated as Ordinary Shares, Institutional Shares and R6 Shares. The three classes differ principally in their respective expense structures and minimum investment requirements. Each class of shares of a Fund represents an interest in the same portfolio of investments of that Fund and has equal rights to voting (except as noted in the following sentence), redemptions, dividends and liquidation. Ordinary Shares bear distribution (Rule 12b-1) fees and have exclusive voting rights with respect to the distribution plan that has been adopted by Ordinary Share shareholders pursuant to Rule 12b-1. There is no 12b-1 distribution plan applicable to Institutional Shares or R6 shares of any Fund. During the period covered by these financial statements, each Fund offered Ordinary Shares and Institutional Shares. R6 Shares are currently offered only by Environmental Opportunities, Emerging Markets World Equity, Foreign Value, Foreign Value Small Cap and International Opportunities.
At times, a Fund’s investments may include investments in industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. To the extent that a Fund is permitted to invest in foreign markets, especially emerging markets or countries with limited or developing markets, such investments may subject the Fund to a greater degree of risk than similar investments in the U.S. market or a developed market. Risks associated with these foreign and developing markets include political, social or economic factors and may affect the price of a Fund’s investments and income generated by these investments, as well as a Fund’s ability to repatriate such amounts. Information regarding each Fund’s principal investment risks is contained in the Funds’ prospectus. Please refer to the Funds’ prospectus when considering a Fund’s investment risks.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

Essex Reorganization
Pear Tree Essex Environmental Opportunities Fund, (the “Successor Fund”) commenced investment operations as a new series of the Trust on September 1, 2021 with three authorized classes: R6 Shares, Ordinary Shares and Institutional Shares. Immediately prior to commencing operations, the Successor Fund had acquired the assets and assumed the liabilities of Essex Environmental Opportunities Fund (the “Predecessor Fund”) in a tax-free reorganization (the “Reorganization”), as set out in an Agreement and Plan of Reorganization (the “Plan of Reorganization”). The Predecessor Fund had offered two classes of shares: Investor Class shares and Institutional Class shares. The Plan of Reorganization was approved by the Predecessor Fund’s Board of Trustees on February 11, 2021, by the Successor Fund’s Trustees on May 19, 2021, and by the Predecessor Fund’s shareholders on August 16, 2021. The Reorganization was effected after the close of business on August 31, 2021. As a result of the Reorganization, the Successor Fund also assumed the performance and accounting history of the Predecessor Fund. Financial information included herein for the dates on or before August 31, 2021 is that of the Predecessor Fund.
As part of the Reorganization, each shareholder of the Predecessor Fund received the same aggregate share net asset value in the corresponding class of the Successor Fund as noted below. No Predecessor Fund shareholder received any R6 Shares of the Successor Fund:
Predecessor Fund			Successor Fund
Class	Aggregate No. of Shares	Aggregate Net Asset Value	Class	Aggregate No. of Shares	Aggregate Net Asset Value
Investor Class	13,094	$263,409	Ordinary Shares	13,094	$263,409
Institutional Class	3,276,149	$66,560,974	Institutional Shares	3,276,149	$66,560,974
			R6 Shares	—	$—
The aggregate amount of net unrealized appreciation of the Predecessor Fund’s investments transferred to the Successor Fund was as of August 31, 2021 $15,797,686.
Each of the Predecessor Fund and Successor Fund has as its investment objective to seek long-term growth of capital.
At the time of the Reorganization the Successor Fund had a fiscal year end of March 31, and the Predecessor Fund’s fiscal year end was August 31. On October 21, 2021, the Successor Fund’s Trustees changed the Successor Fund’s fiscal year end to March 31, to correspond to the fiscal year end applicable to each of the other Pear Tree Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry.
Security Valuation
Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded. If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Trustees, which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars

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NOTES TO FINANCIAL STATEMENTS (continued)

based upon the exchange rate at the time of valuation. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when Fund shareholders are not able to buy or sell Fund shares. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.
The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input (with Level 1 being the highest level input and Level 3 being the lowest level input) that is significant to the fair value measurement in its entirety.
Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.
Prior to the reorganization of Essex Environmental Opportunities Fund (see Note 1) into Pear Tree Essex Environmental Opportunities Fund, assets and liabilities of the Predecessor Fund were purportedly valued in accordance with the valuation policies then-applicable to the Predecessor Fund. Those valuation policies were different from the valuation policies of Pear Tree Funds. Financial information included in this report relating to or based upon values of the investments of the Predecessor Fund have not been restated using the valuation policies of Pear Tree Funds.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value each Fund’s net assets as of March 31, 2022:
	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Market Value at March 31, 2022
	Level 1	Level 2	Level 3	Total
Small Cap
Common Stock*	$81,552,635	$—	$—	$81,552,635
Short-Term Investments	2,542,214	—	—	2,542,214
Total	$84,094,849	$—	$—	$84,094,849
Quality
Common Stock*	$163,569,182	$—	$—	$163,569,182
Depositary Receipts	30,313,520	—	—	30,313,520
Short-Term Investments	535,541	—	—	535,541
Total	$194,418,243	$—	$—	$194,418,243
Environmental Opportunities
Common Stock*	$69,375,889	$—	$—	$69,375,889
Real Estate Investment Trusts	2,761,564	—	—	2,761,564
Short-Term Investments	4,852,510	—	—	4,852,510
Total	$76,989,963	$—	$—	$76,989,963
Emerging Markets World Equity
Common Stock*	$77,305,998	$—	$—	$77,305,998
Real Estate Investment Trusts	—	320,311	—	320,311
Depository Receipts	10,294,654	—	—	10,294,654
Mutual Funds	1,738,715	—	—	1,738,715
Preferred Stock	475,495	—	—	475,495
P-Notes	—	2,858,630	—	2,858,630
Short Term Investments	2,336,774	—	—	2,336,774
Total	$92,151,636	$3,178,941	$—	$95,330,577
Foreign Value
Common Stock*	$3,965,404,117	$23,341,994	$4,995	$3,988,751,106
Depositary Receipts	132,113,763	—	—	132,113,763
Warrants	215,599	—	—	215,599
Short-Term Investments	163,662,033	—	—	163,662,033
Total	$4,261,395,512	$23,341,994	$4,995	$4,284,742,501

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NOTES TO FINANCIAL STATEMENTS (continued)

	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Market Value at March 31, 2022
	Level 1	Level 2	Level 3	Total
Foreign Value Small Cap
Common Stock*	$1,039,369,427	$47,857,436	$—	$1,087,226,863
Real Estate Investment Trusts	20,641,547	—	—	20,641,547
Short-Term Investments	84,732,344	—	—	84,732,344
Total	$1,144,743,318	$47,857,436	$—	$1,192,600,754
International Opportunities
Common Stock*	$24,100,765	$1,050,717	$—	$25,151,482
Short-Term Investments	1,024,823	—	—	1,024,823
Total	$25,125,588	$1,050,717	$—	$26,176,305
At March 31, 2022 there were two Level 3 securities held by Emerging Markets World Equity. The aggregate market value of these securities was $0 at March 31, 2022. No Level 3 securities were held in Small Cap, Quality, Environmental Opportunities, Foreign Value Small Cap or International Opportunities. The following is a reconcilation of the Level 3 assets for which unobservable inputs were used to determine fair value for Foreign Value at March 31, 2022.
Foreign Value Common Stock
Balance as of 3/31/2021	$—
Realized gain (loss)	—
Changed in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfer into Level 3	4,995
Transfer out of Level 3	—
Balance as of 3/31/2022	$4,995

*
Refer to Schedule of Investments for breakout by industry or country.

•
Transfers between Levels are recognized at the end of the reporting period.

•
Environmental Opportunities transferred $ $16,144,230 out of Level 2 into Level 1 as the securities were no longer being Fair Valued, Foreign Value transferred $ 4,995 out of Level 1 into Level 3 due to the closure of the local market.

•
Small Cap, Quality, Emerging Markets, Foreign Value Small Cap and International Opportunities had no transfers.

*
For each Fund other than Small Cap,Quality and Environmental Opportunities, no common stock was labeled as Level 2 as of March 31, 2022. For Emerging Markets, Foreign Value , Foreign Value Small Cap and International Opportunities, the aggregate market value of common stock labeled as Level 2 consists of the market value of the common stock

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

labeled as Level 2 in the following industries :
	Emerging Markets World Equity	Foreign Value	Foreign Value Small Cap	International Opportunities
Banks	$2,167,623	$23,341,994	$47,857,436	$428,296
Diversified Financial Services	—	—	—	622,421
Leisure Products	467,465	—	—	—
Oil, Gas & Consumable Fuels	223,542	—	—	—
Equity Real Estate Investment Trusts (REITS)	320,311	—	—	—
	$3,178,941	$23,341,994	$47,857,436	$1,050,717

•
Market value of common stock labeled as Level 3 in Emerging Markets and Foreign Value consists of the market value of the common stock labeled as Level 3 in the following industries :

	Emerging Markets World Equity	Foreign Value
Food & Staples Retailing	$0	$—
Semiconductors & Semiconductor Equipment	0	—
Metals & Mining	—	4,995
	$0	$4,995
No other Fund held common stock labeled as Level 3 as of March 31, 2022.
The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2022;
Common Stock	Fair Value March 31, 2022	Valuation Methodologies	Unobservable Inputs (1)	Range	Impact to Valuation From a Decrease in Input (2)
Foreign Value	$4,995	Market Comparable	Comparability Adjustment	100%	Decrease

(1)
In determining certain of these inputs, management evaluates a variety of factors, including economic conditions, industry and market developments, and company specific developments.

(2)
This column represents the directional change in the fair value of the Level 3 investments that would result from a decrease to the corresponding unobservable input. An increase to the observable input would have the opposite effect.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

Guarantees and Indemnifications
In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as, among other things, this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss with respect to these arrangements to be minimal.
Subsequent Events
In preparing these financial statements, the Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financials were issued. Except as provided below, there were no events or transactions that occurred during the period that materially impacted the accounts or disclosures in the Funds’ financial statements.
Security Transactions and Related Investment Income
Security transactions are accounted for on the trade date (i.e., the date the order to buy or sell is executed, which may or may not be the settlement date). Dividend income, less foreign taxes withheld, is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Distributions received on securities that represent a return of capital or a capital gain are recorded as reductions of cost of investments and/or as realized gains. Each Fund estimates the components of distributions that may be considered nontaxable distributions or capital gain distributions for tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Each Fund’s investment income and realized and unrealized gains and losses are allocated among classes based upon the daily relative net assets.
Reverse Repurchase Agreements
When a Fund participates in a reverse repurchase transaction, the Funds’ custodian takes possession through the federal book-entry system of those securities of the counterparty collateralizing the counterparty’s obligation under the reverse repurchase transaction. Collateral is marked-to-market daily to confirm that the market value of the underlying assets remains sufficient to cover the counterparty’s obligation to the participating Fund. The Funds may experience costs and delays in liquidating the collateral if the counterparty or the issuer of the collateral defaults or enters into bankruptcy. At March 31, 2022, there was no outstanding Reverse Repurchase Agreements.
Counterparty Credit Risk
Some transactions in which a Fund may engage involve instruments that are not traded on an exchange. Rather, these instruments are traded between counterparties based on contractual relationships. As a result, the Fund is subject to the risk that the counterparty will not perform obligations under the related contract. Although the Fund expects to enter into transactions only with counterparties believed by the Fund's investment manager or sub-adviser to be creditworthy, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.
The purchase of participatory notes involves risk that is in addition to the risks normally associated with a direct investment in the underlying securities. A participatory note (or “P-Note") a type of equity-linked derivative that generally is traded over-the-counter and constitutes general unsecured contractual obligations of the banks or broker-dealers that issue them. Generally, banks and broker-dealers associated with non-U.S.-based brokerage firms buy securities listed on certain foreign exchanges and then issue P-Notes

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

which are designed to replicate the performance of certain issuers and markets. A Fund holding a participatory note is subject to the risk that the counterparty or issuer of the P-Note may not be able to fulfill its obligations or that the holder and counterparty or issuer may disagree as to the meaning or application of contractual terms. Additionally, while P-Notes may be listed on an exchange, there is no guarantee that the counterparty or issuer of a P-Note will be willing to repurchase such instrument when a Fund wishes to sell it.
Foreign Currency Transactions
All monetary items denominated in foreign currencies are translated into U.S. dollars based on the prevailing exchange rate at the time of valuation. Income and expenses denominated in foreign currencies are translated at the prevailing rates of exchange when accrued or incurred.
Reported net realized gains and losses on foreign currency transactions represent net gains and losses from currency gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
Forward Foreign Currency Contracts
Certain Funds may enter into forward foreign currency contracts to manage their exposure to fluctuations in certain foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it is opened and the value at the time it is closed. In addition to the risks of financial investments mentioned above, risks arise from unanticipated movements in currency values. At March 31, 2022 there was no outstanding Forward Foreign Currency Contracts.
Spot Foreign Currency Contracts
Certain funds may engage in spot foreign currency contracts. A spot foreign currency contract is an obligation to buy or sell with one currency a specified amount of another currency at the prevailing exchange rate for immediate settlement on the spot date, which is generally T + 2. Although, these transactions are instantaneous and may mitigate unwanted foreign exchange exposure, they are subject to movements in the spot exchange rate (i.e., the prevailing exchange rate at the time of the transaction), which can be unpredictable.
At March 31, 2022, there was no outstanding Spot Foreign Currency Contracts:
Securities Lending
During the period covered by this report, no Fund lent any of its securities and the Funds currently are not participating in a securities lending program.
Allocations of Trust Expenses
Trust expenses attributable to a specific Fund are allocated in their entirety to that Fund. Trust expenses that are not attributable to a specific Fund are allocated among all Funds in proportion to the respective net assets of the Funds.
A Fund’s expenses allocable to a specific class of shares of that Fund, such as distribution (12b-1) fees and certain transfer agent and fund administration fees, are allocated to that class. Fund expenses that are

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

not attributable to a specific class, which includes management fees and custody expenses, are allocated to all classes in proportion to the respective net assets of the Fund’s classes. (See Note 3.)
Income and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentages of adjusted net assets at the beginning of the day.
Distributions to Shareholders
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by each Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Ordinary Shares incur distribution (12b-1) fees while Institutional Shares and R6 Shares do not. Distributions from net investment income for each Fund, if any, are declared and paid annually. Distributions from net realized gains for each Fund, if any, are generally declared and paid annually.
3. Management Fee, Advisory Fees and Other Affiliate Transactions
Management Fees
The Trust has entered into a management agreement (the “Management Agreement”) with Pear Tree Advisors, Inc. (the “Manager”) with respect to each Fund. Compensation of the Manager, for management and administration of the Funds, including selection and monitoring of investment sub-advisers, is paid monthly based on the average daily net asset value of each Fund for the month. The annual stated contractual rate of such fees is 1.00 percent of the average daily total net assets of each of the Funds except for Small Cap, for which there is an annual rate of 0.80 percent of the average daily total net assets and Environmental Opportunities and International Opportunities, for which there is an annual rate of 0.90 percent of the average daily total net assets.
Since March 31, 2017 and most recently extended to July 31, 2022, with respect to Foreign Value and Foreign Value Small Cap, the Manager has agreed to waive a portion of its management fees that it would otherwise receive under the Management Agreement such that the actual aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of each such Fund would be calculated using an annual rate of 0.90 percent of that Fund’s Net Assets, as such term is defined in the Management Agreement. Prior to July 31, 2022 this arrangement only may be terminated by the Trustees in their sole discretion.
Since December 1, 2013, and most recently extended to July 31, 2022, the manager has agreed to waive a portion of its management fee relating to Quality Fund such that the aggregate management fee to be received by the Manager during the waiver period would be determined using (a) an annual rate of 0.75 percent of Quality Fund’s average daily net assets if the Quality Fund’s average daily net assets are up to and including $125 million, and (b) thereafter, an annual rate of 0.50 percent of Quality Fund’s average daily net assets for amounts in excess of  $125 million. Prior to July 31, 2022, this arrangement only may be terminated by the Trustees in their sole discretion.
Since March 18, 2016, and most recently extended to July 31, 2022, the manager has agreed to waive such portion of the management fees that it would otherwise receive under its agreement with the Trust for serving as investment manager to Emerging Markets World Equity Fund, such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of Emerging Markets World Equity Fund would be calculated using (a) an annual rate of 0.78 percent if Emerging Markets World Equity Fund’s net assets are up to $300 million, (b) an annual rate of 0.83 percent if Emerging Markets World Equity Fund’s net assets are between $300 million and $600 million, and (c) an annual rate of 0.88 percent if Emerging Markets World Equity Fund’s net assets are in excess of $600 million. Prior to July 31, 2022, this arrangement only may be terminated by the Trustees in their sole discretion.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

In addition, under the Management Agreement, the Manager has agreed to reduce its compensation, and if necessary, assume expenses, with respect to Small Cap to the extent that the total expenses of Small Cap Fund individually exceed 2 percent of average net assets for any fiscal year. Small Cap Fund expenses subject to this limitation are exclusive of brokerage, interest, taxes and extraordinary expenses, which include incremental custody costs associated with international securities. Expenses are calculated gross of custody credits, if applicable.
For the year ended March 31, 2022, aggregate management fees inclusive of fee waivers from all Funds were $53,158,173, as disclosed on the Statement of Operations.
Since November 15, 2019, and most recently extended to July 31, 2022, the Manager has agreed to reimburse the Emerging Markets Fund R6 Shares and Foreign Value Fund R6 Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 0.99% and 0.94% respectively. Reimbursed expenses do not include amounts paid to a third party to assist in reclaiming EU tax overpayments made by the fund. Prior to July 31, 2022 this arrangement only may be terminated by the Trustees in their sole discretion.
Since June 1, 2020, and most recently extended to July 31, 2022, the Manager has agreed to reimburse the Pear Tree Quality Fund Institutional Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 0.79%. Prior to July 31, 2022 this arrangement only may be terminated by the Trustees in their sole discretion.
Since September 1, 2021, and most recently extended to August 31, 2022, the Manager has agreed to reimburse the Environmental Opportunities Fund Ordinary Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 1.24%, Institutional Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 0.99%, and R6 Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 0.95% . Prior to August 31, 2022 this arrangement only may be terminated by the Trustees in their sole discretion.
Except with respect to Environmental Opportunities, neither the Manager nor any Sub-Adviser may recoup any amount of those fees that have been waived or fund expenses that have been reimbursed by the Manager or any Sub-Adviser.
With respect to Environmental Opportunities, prior to the Reorganization (see Note 1), the Sub-Adviser, as the investment manager of the Predecessor Fund, was entitled to recoup expenses from the Predecessor Fund. At the time of the Reorganization, the Sub-Adviser was entitled to recoup the following amounts from the Predecessor Fund:
Recoverable through
August 31, 2022	$189,034
August 31, 2023	$195,335
August 31, 2024	$145,592
In accordance with its fee waiver/expense reimbursement agreement with the Trust with respect to Environmental Opportunities (the Successor Fund), the Manager has agreed that the Sub-Adviser may recoup from Environmental Opportunities (the Successor Fund) amounts the Sub-Adviser waived or reimbursed for the benefit of the Predecessor Fund, provided that such recoupment does not cause the expenses of Environmental Opportunities (the Successor Fund) to exceed the limitations provided for in that agreement between the Trust and the Manager.
Otherwise, with respect to Environmental Opportunities, neither the Manager nor the Sub-Adviser may recoup any amount of those fees that have been waived or fund expenses that have been reimbursed by the Manager or the Sub-Adviser.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

Sub-Advisory Fees
The Manager has entered into sub-advisory contracts with the following sub advisers (collectively the “Sub-Advisers”) to provide investment sub-advisory services to the following Funds: Axiom International Investors, LLC (Emerging Markets World Equity), Chartwell Investment Partners, LLC, (Quality), Essex Investment Management Company, LLC (Environmental Opportunities) and Polaris Capital Management, LLC (Small Cap, Foreign Value, Foreign Value Small Cap and International Opportunities.
For services rendered, the Manager pays to the Sub-Advisers of a Fund a fee based on a percentage of the average daily total net assets of the Fund. The fee for each Fund is determined separately. During the year ended March 31, 2022, the fees paid by the Manager to the Sub-Advisers of the Funds were as follows:
Small Cap	0.25% of the first $100 million and 0.30% of amounts in excess of $100 million but less than $200 million and 0.325% of amounts in excess of $200 million of average daily total net assets
Quality	A fee equal to the flat annual rate of $90,000.
Environmental Opportunities	0.38% of the average daily total net assets
Emerging Markets World Equity	0.35% for the first $100 Million and 0.40% of the amounts in excess of $100 million but less than $200 million and 0.45% of amounts in excess of $200 million of average daily total net assets
Foreign Value	0.35% of the first $35 million and 0.40% of amounts in excess of $35 million but less than $200 million and 0.50% of assets in excess of $200 million of average daily total net assets
Foreign Value Small Cap	0.35% of the first $35 million and 0.40% of amounts in excess of $35 million but less than $200 million and 0.50% of amounts in excess of $200 million of average daily total net assets.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

International Opportunities	0.30% of the first $35 million, 0.35% of amounts in excess of $35 million but less than $200 million and 0.45% of amounts in excess of $200 million of average daily total net assets
Since March 31, 2017, and most recently extended to July 31, 2022, the sub-adviser to each of Foreign Value and Foreign Value Small Cap has contractually agreed to waive its sub-advisory fees such that the aggregate sub-advisory fee that the Sub-Adviser would receive during the waiver period would be calculated using the following annual rates:
Foreign Value	0.30% of the first $35 million and 0.35% of amounts in excess of $35 million but less than $200 million and 0.45% of assets in excess of $200 million of average daily total net assets
Foreign Value Small Cap	0.30% of the first $35 million and 0.35% of amounts in excess of $35 million but less than $200 million and 0.45% of assets in excess of $200 million of average daily total net assets.
This sub-advisory fee waiver only may be terminated upon the termination of the corresponding management fee waiver, and the corresponding management fee waiver only may be terminated with the approval of the Trustees.
Distribution Fees, including Fees under 12b-1 Plans
The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the”12b-1 Plan”), which allows each Fund to pay certain distribution and shareholder servicing activities relating to Ordinary Shares from Fund assets. The Funds also have entered into a distribution agreement (the “Distribution Agreement”) with U.S. Boston Capital Corporation (the “Distributor”). For its services under the 12b-1 Plan and the Distribution Agreement, the Distributor receives the distribution (12b-1) fees, that is, 0.25 percent of the average daily net asset value of the Ordinary Shares of the Funds, payable monthly.
Holders of Institutional Shares and R6 Shares pay no portion of the 12b-1 Plan expenses of the Funds applicable to Ordinary Shares, and neither Institutional Shares nor R6 Shares are subject to any other distribution plan adopted pursuant to Rule 12b-1. Holders of Institutional Shares and R6 Shares also are not entitled to vote on matters involving the 12b-1 Plan applicable to Ordinary Shares.
During the year ended March 31, 2022, the aggregate 12b-1 distribution fees of the Funds were $2,560,197, as disclosed on the Statement of Operations.
Transfer Agent Fees
Transfer agent functions are provided to the Funds by Pear Tree Institutional Services, a division of the Manager (the “Transfer Agent”), pursuant to a transfer agent agreement (the “Transfer Agent Agreement”). The Transfer Agent Agreement, provides that with respect to Ordinary Shares and Institutional Shares, base fees are payable to the Transfer Agent at an annual rate of 0.16 percent of the average daily total net asset value of each such class, and with respect to R6 Shares, base fees payable at an annual rate of

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

0.01 percent of the average daily total net asset value of R6 Shares. The Transfer Agent also is entitled to reimbursement of out-of-pocket expenses.
The Transfer Agent has contractually agreed to waive such portion of the base fees that it would otherwise receive for serving as the transfer agent such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of  .04 percent of that Fund’s net assets attributable to Institutional Shares, these waivers are effective as follows:
 March 31, 2017 through July 31, 2022 for Small Cap, Foreign Value, and Foreign Value Small Cap.
 June 1, 2017 through July 31, 2022 for Quality and Emerging Markets World Equity.
 January 1, 2019 through July 31, 2022 for International Opportunities.
 September 1, 2021 through July 31, 2022 for Environmental Opportunities.
Prior to July 31, 2022, these arrangements only may be terminated by the Trustees in their sole discretion.
During the year ended March 31, 2022, the aggregate transfer agent fees, inclusive of fee waivers, from all Funds were $3,402,808, as disclosed on the Statement of Operations.
Fund Administration Fees
Pursuant to an Administration Agreement, the Manager provides certain administrative services to the Funds. During the year ended March 31, 2022, the aggregate amount of fees paid by all Funds pursuant to this agreement was $1,788,001, as disclosed on the Statement of Operations.
The Trustees have approved reimbursement to the Manager for a percentage of the compensation (including benefits) paid by the Manager to the Trust’s Chief Compliance Officer. For the year ended March 31, 2022, the Trust reimbursed the Manager a portion of the Chief Compliance Officer’s compensation in the aggregate amount of $262,392.
Custody and Fund Accounting
Effective May 1, 2020, UMB Fund Services, LLC began serving as a fund administrator to each Fund, replacing State Street Bank and Trust Company (“State Street”). Effective June 1, 2020, UMB Bank, n.a. began serving as the custodian of each Fund’s assets replacing State Street.
To the knowledge of the Trust, neither is affiliated with the Manager, any Sub-Adviser, or the Distributor. Custody credits generated by interest earned on un-invested cash balances maintained by the Funds are used to offset custodial expenses of the Funds. For the twelve months ended March 31, 2022, there were no custody credits.
Trustees’ Fees
For the year ended March 31, 2022, each Trustee who was not an “interested person” of the Trust, each, an “Independent Trustee”, as that term is defined in the 1940 Act, received a fee for serving in that role in the aggregate amount of $50,000, and each of the Chairman of the Audit Committee and the Lead Independent Trustee received additional payments for such period in the aggregate amount of  $3,000. All fees paid to the Trustees were allocated among the Funds in proportion to their respective net assets. Compensation for the services of the Trustee who was an interested person of the Trust during that period was paid by the Manager.
Essex Environmental Opportunities Fund as of August 31, 2021
Essex Investment Management Company, LLC (“Essex”), under the terms of the former management agreement with Unified Series Trust (the “Predecessor Trust”) with respect to the Predecessor Fund (the

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

“Essex Management Agreement”), managed the Predecessor Fund’s investments as investment manager up to August 31, 2021. As compensation for its management services, the Predecessor Fund was obligated to pay Essex a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the Predecessor Fund’s average daily net assets. For the fiscal year ended August 31, 2021, Essex earned a fee of  $351,850 from the Predecessor Fund before the waiver and reimbursement described below.
Up to August 31, 2021, Essex contractually agreed to waive its management fee and/or to reimburse certain operating expenses, but only to the extent necessary so that the Predecessor Fund’s total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of the Predecessor Trust (the “Predecessor Board”); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Predecessor Trust officers and Trustees and contractual indemnification of Predecessor Fund service providers); and other expenses that the Predecessor Trustees agree have not been incurred in the ordinary course of the Predecessor Fund’s business, did not exceed 0.99% of the average daily net assets of the Predecessor Fund. The contractual agreement had been in place for the entire fiscal year ended August 31, 2021 of the Predecessor Fund, and would have been in place through December 31, 2022 but for the reorganization with the Successor Fund. For the fiscal year ended August 31, 2021, Essex waived fees and reimbursed expenses in the amount of  $145,592 for the Predecessor Fund. At August 31, 2021, the Predecessor Fund owed Essex $25,291. As of September 1, 2021, Pear Tree Advisor, Inc. (the “Manager”) is the investment manager of the Successor Fund and Essex is the sub-advisor.
Each waiver/expense payment by Essex was subject to recoupment by Essex from the Predecessor Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment could have been achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of August 31, 2021, the amounts of investment advisory fee waivers and expense reimbursements subject to recoupment were as follows:
Recoverable through
August 31, 2022	$189,034
August 31, 2023	$195,335
August 31, 2024	$145,592
For the fiscal year ended August 31, 2021, and each prior fiscal year of the Predecessor Fund, Ultimus Fund Solutions, LLC (“Ultimus”) provided administration, fund accounting and transfer agent services to the Predecessor Fund. The Predecessor Fund paid Ultimus fees in accordance with the Essex Management Agreements for such services. On September 1, 2021, the Manager became the administrator and Pear Tree Institutional Services, a division of the Manager, became the transfer agent. UMB Fund Services, LLC began providing fund accounting services and UMB Bank, n.a. began serving as the custodian.
For the fiscal year ended August 31, 2021, and each prior fiscal year of the Predecessor Fund, Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provided a Chief Compliance Officer to the Prececessor Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Predecessor Trust. Under the terms of such agreement, NLCS received fees from the Predecessor Fund, which had been approved annually by the Predecessor Board. Prior to April 1, 2021, Ultimus provided certain compliance services and Buttonwood Compliance Partners provided the Chief Compliance Officer to the Predecessor Trust. As of September 1, 2021, U.S. Boston Capital Corporation became the distributor and the Manager provided a Chief Compliance officer to the Predecessor Fund.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

Under the terms of a Distribution Agreement with the Predecessor Trust, Ultimus Fund Distributors, LLC (the “Predecessor Distributor”) for the fiscal year ended August 31, 2021, and each prior fiscal year of the Predecessor Fund, served the Manager as principal underwriter to the Predecessor Fund. The Predecessor Distributor is a wholly owned subsidiary of Ultimus. The Predecessor Distributor was compensated by Essex (not the Predecessor Fund) for acting as principal underwriter.
For the fiscal year ended August 31, 2021, and each prior fiscal year of the Predecessor Fund, certain officers and a Trustee of the Predecessor Trust were also employees of Ultimus and were not paid by the Predecessor Fund for serving in such capacities.
For the fiscal year ended August 31, 2021, and each prior fiscal year of the Predecessor Fund, the Predecessor Board supervised the business activities of the Predecessor Trust, and during those periods, the Chairman of the Board and more than 75% of the Predecessor Trustees were “Independent Trustees,” which means that they were not “interested persons” as defined in the 1940 Act. For the fiscal year ended August 31, 2021 each Independent Trustee of the Predecessor Trust, received annual compensation of $2,510 per fund from the Predecessor Trust, including the Predecessor Fund, except that the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each received annual compensation of  $2,960 per fund from the Predecessor Trust, and the Independent Chairman of the Board received $3,160 per fund from the Predecessor Trust. Independent Trustees also received $1,000 for attending each special in-person meeting and $250 for special telephonic meetings. Prior to January 1, 2021, these fees were $2,290 for non-chairmen and $2,740 for all chairmen. In addition, the Predecessor Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings. As of September 1, 2021, Trustees of Pear Tree Funds supervised the business activities of the Successor Fund.
The Predecessor Trust, with respect to the Predecessor Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “Predecessor 12b-1 Plan”). Under the Predecessor 12b-1 Plan, the Predecessor Fund paid the Predecessor Distributor, Essex and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Investor Class shares in connection with the promotion and distribution of the Predecessor Fund’s Investor Class shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than then-current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Predecessor Fund or Essex paid all or a portion of these fees to any Recipient who rendered assistance in distributing or promoting the sale of shares, or who provided certain shareholder services, pursuant to a written agreement. For the fiscal year ended August 31, 2021, Investor Class shares’ 12b-1 Expenses incurred by the Predecessor Fund were $306.
4. Purchases and Sales
During the year ended March 31, 2022, purchases of investment securities other than U.S. Government obligations and short-term investments, by Small Cap, Quality, Environmental Opportunities, Emerging Markets, Foreign Value, Foreign Value Small Cap, and International Opportunities, were $20,650,843, $63,488,494, $25,894,759, $114,613,537, $1,289,014,103, $601,570,897, and $13,775,386, respectively. Sales of such securities for the Funds were $34,708,140, $72,376,475, $5,911,672, $124,056,783, $792,207,612, $324,024,502, and $12,724,053, respectively.
5. Contingent Liability
The Trust maintains a joint fidelity bond with the Funds’ Transfer Agent through ICI Mutual Insurance Company (“ICI Mutual”). The annual premium is allocated among the Funds and the Transfer Agent. Additionally, the Funds committed $54,174 in cash (i.e., “reserve premium”) to ICI Mutual, with each Fund’s pro rata portion recorded as an asset. Such reserve premium is held by ICI Mutual (and is returnable to the Funds under specified circumstances).

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

6. Concentration of Risk
The relatively large investments of Emerging Markets, and from time to time, Foreign Value, Foreign Value Small Cap, and International Opportunities, in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of each Fund’s investments and the income they generate, as well as each Fund’s ability to repatriate such amounts.
7. Federal Income Taxes
It is the policy of the Funds to distribute all of their taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code (“IRC”) applicable to regulated investment companies. Therefore, no Federal income tax provision is required.
The tax components of capital shown in the following tables represent: (1) losses or deductions the portfolios may be able to offset against income and gains realized in future years, (2) distribution requirements the portfolios must satisfy under the income tax regulations, and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Certain Funds had capital loss carryovers at March 31, 2022. The accumulated capital losses noted in the table may be available to offset future realized capital gains and thereby reduce future taxable gain distributions.
March 31, 2022
	Capital Loss Carry Forward due to Merger Subject to Limitation	Capital Loss Short Term No Expiration Short Term	Capital Loss Long Term No Expiration Long Term	Total Capital Loss
Small Cap	$—	$—	$—	$—
Quality	—	—	—	—
Environmental Opportunities	—	—	—	—
Emerging Markets World Equity	(23,861,154)	—	—	(23,861,154)
Foreign Value	—	(41,996,555)	(91,493,860)	(133,490,415)
Foreign Value Small Cap	—	—	—	—
International Opportunities	—	—	—	—
Emerging Markets World Equity Fund’s acquired losses are subject to an annual Section 382 limit of $766,783.
Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by the tax authorities. Management has analyzed each Fund’s tax positions, and it has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2019-2021, or expected to be taken in the Fund’s 2022 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal and Massachusetts State; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits with respect to any Fund will change materially in the next twelve months.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

The primary differences between book and tax appreciation or depreciation of investments consist of wash sale loss deferrals, return of capital distributions by real estate investment trusts (“REITS”), mark-to-market valuation on passive foreign investment companies (“PFICS”) held and foreign capital gains taxes accrued. The net tax appreciation/(depreciation) in the table below includes unrealized tax gain/(loss) on foreign currency and investments.
	March 31, 2022
Portfolio	Org Cost	Undistributed Ordinary Income	Undistributed Capital Gains	Late Year Ordinary and Post October Capital Loss Deferrals	Capital Loss Carryover	Net Tax Appreciation/ (Depreciation)	Total
Small Cap	$—	$346,005	$6,782,072	$—	$—	$19,314,033	$26,442,110
Quality	—	128,277	14,293,964	—	—	38,370,606	52,792,847
Environmental Opportunities	—	—	—	(2,436,659)	—	5,957,496	3,520,837
Emerging Markets World Equity	—	—	—	(1,177,231)	(23,861,154)	3,856,065	(21,182,320)
Foreign Value	—	72,977,733	—	—	(133,490,415)	377,615,127	317,102,445
Foreign Value Small Cap	—	31,372,690	—	(40,212,219)	—	51,655,250	42,815,721
International Opportunities	(34,205)	42,365	—	(93,646)	—	3,659,854	3,574,368
At March 31, 2022, the tax composition of dividends was as follows:
Portfolio	Ordinary Income	Long-Term Capital Gains	Tax Return Of Capital
Small Cap	$2,564,170	$4,586,899	$—
Quality	4,345,346	17,486,530	—
Environmental Opportunities	842,460	3,574,481	—
Emerging Markets World Equity	1,562,187	7,287,054	—
Foreign Value	68,265,639	—	—
Foreign Value Small Cap	15,709,203	15,641,635	—
International Opportunities	2,069,943	708,736	—
At March 31, 2021 and August 31, 2021 for Environmental Opportunities, the tax composition of dividends was as follows:
Portfolio	Ordinary Income	Long-Term Capital Gains	Tax Return Of Capital
Small Cap	$531,185	$—	$—
Quality	1,624,454	11,481,066	—
Environmental Opportunities	212,882	287,540	—
Emerging Markets World Equity	996,232	—	—
Foreign Value	82,989,731	—	—
Foreign Value Small Cap	31,449,989	—	—
International Opportunities	152,514	—	—
At August 31, 2020 for Environmental Opportunities, the tax composition of dividends was as follows:
Portfolio	Ordinary Income	Long-Term Capital Gains	Tax Return Of Capital
Environmental Opportunities	$—	$—	$—
As of March 31, 2022, the following funds had qualified late-year ordinary losses, which are deferred until

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

fiscal year 2023 for tax purposes.
Portfolio	Late-Year Ordinary Losses
Small Cap	$—
Quality	—
Environmental Opportunities	—
Emerging Markets World Equity	—
Foreign Value	—
Foreign Value Small Cap	—
International Opportunities	—

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

As of March 31, 2022, the following funds had post-October capital losses which are deferred until April 1, 2022 for tax purposes.
Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.
Portfolio	Post-October Capital Losses
Small Cap	$—
Quality	—
Environmental Opportunities	2,436,659
Emerging Markets World Equity	1,177,231
Foreign Value	—
Foreign Value Small Cap	40,212,219
International Opportunities	93,646
Accounting principles generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on a Fund’s net assets or a Fund’s net asset value per share. For the year ended March 31, 2022, permanent differences in book and tax accounting have been reclassified to shares of beneficial interest and distributable earnings for the Small Cap, Quality, Envrionmental Opportunities, Emerging Markets World Equity, Foreign Value, Foreign Value Small Cap, and International Opportunities Funds for $716, $0, $3,315, $606,812, $0, $4, and $0, respectively.
Permanent differences primarily relate to net operating losses, return of capital distributions by real estate investment trusts (REITs) and non-REIT securities, foreign currency reclasses, adjustments for sale of shares in passive foreign investment corporations (PFICs), re-designations of distributions and foreign capital gains tax reclass.
Federal Tax Information (unaudited)
Designation Requirements at March 31, 2022
Qualified Dividend Income Percentage
Small Cap	100.00%
Quality	100.00%
Essex Environmental Opportunities	0.00%
Emerging Markets World Equity	0.00%
Foreign Value	100.00%
Foreign Value Small Cap	48.93%
International Opportunities	50.04%

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

The Funds may elect under section 853 of the Internal Revenue Code to pass through foreign tax credit to its shareholders for the year ended March 31, 2022.
The total amount of foreign taxes that is expected to pass through to shareholders and the respective foreign source income are as follows:
	Foreign Tax Credit	Foreign Source Income
Emerging Market World Equity	$456,241	$—
Foreign Value	11,283,643	85,537,155
Foreign Value Small Cap	2,824,122	29,344,855
International Opportunities	63,564	353,168

PEAR TREE FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of the Pear Tree Funds
Lincoln, Massachusetts 01773
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Pear Tree Polaris Small Cap Fund, Pear Tree Quality Fund, Pear Tree Essex Environmental Opportunities Fund, Pear Tree Axiom Emerging Markets World Equity Fund, Pear Tree Polaris Foreign Value Fund, Pear Tree Polaris Foreign Value Small Cap Fund, and Pear Tree Polaris International Opportunities Fund (the “Funds”), each a series of the Pear Tree Funds (the “Trust”), including the schedules of investments, as of March 31, 2022, the related statements of operations, the statements of changes in net assets, and financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of March 31, 2022, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Individual Funds constituting Pear Tree Funds	Statement of operations	Statements of changes in net assets	Financial highlights
Pear Tree Polaris Small Cap Fund, Pear Tree Quality Fund, Pear Tree Axiom Emerging Markets World Equity Fund, Pear Tree Polaris Foreign Value Fund, Pear Tree Polaris Foreign Value Small Cap Fund	For the year ended March 31, 2022	For each of the two years in the period ended March 31, 2022	For each of the five years in the period ended March 31, 2022
Pear Tree Polaris International Opportunities Fund	For the year ended March 31, 2022	For each of the two years in the period ended March 31, 2022	For each of the three years in the period ended March 31, 2022 and the period January 30, 2019 (commencement of operations) through March 31, 2019
Pear Tree Essex Environmental Opportunities Fund	For the year ended August 31, 2021 and 7 months period ending March 31, 2022	For the year ended August 31, 2021 and 7 months period ending March 31, 2022	For the year ended August 31, 2021 and 7 months period ending March 31, 2022
The statement of changes in net assets for the year ended August 31, 2020 and the financial highlights for each of the three years in the period ended August 31, 2020 have been audited by other auditors, whose report dated October 30, 2020 expressed unqualified opinion on such statement of changes in net assets and financial highlights.

PEAR TREE FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM (continued)

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
May 26, 2022

PEAR TREE FUNDS

INFORMATION FOR SHAREHOLDERS

Quarterly Portfolio Disclosure
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT (and formerly Forms N-Q) are available on the SEC’s website at www.sec.gov. For a complete list of a fund’s portfolio holdings, you may also view the most recent monthly holdings report, semi-annual report or annual report on the Pear Tree Funds’ web site at www.peartreefunds.com.
Portfolio Proxy Voting Policies and Information
Information on the Funds’ proxy voting policies and on how the Pear Tree Funds voted proxies related to portfolio securities for the 12-month period ended June 30, 2021 is available without charge online at www.peartreefunds.com and at www.sec.gov. You may also call 1-800-326-2151 to request a free copy of the proxy voting information or the proxy voting policies.
Household Delivery of Fund Documents
With your consent, the Trust may send a single proxy statement, prospectus and shareholder report to your residence for you and any other member of your household who has an account with the Funds. If you wish to revoke your consent to this practice, you may do so by notifying the Fund’s transfer agent, by phone or in writing (see “For Account Information”). The mailing of separate proxy statements, prospectuses and shareholder reports will begin within 30 days after receiving your notice.

PEAR TREE FUNDS

TRUSTEES AND OFFICERS (Unaudited)

The tables below identify the current Trustees and officers of the Trust, their ages, their present positions with the Trust, terms of office with the Trust and length of time served, principal occupations over at least the last five years and other directorships/trusteeships held. Each Trustee and officer holds office for an indefinite term until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The mailing address of each of the Trustees and Officers of the Trust is 55 Old Bedford Road, Suite 202, Lincoln, Massachusetts 01773.
Messrs. Armstrong, Bulbrook, Dunlap and Marshall are members of the Funds’ Audit Committee. Mr. Marshall is the Chair of the Audit Committee. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Fund Trustees and is available without charge, upon request. To obtain a free copy of the current SAI, please access the Funds’ web site at www.peartreefunds.com or call shareholder services at 1-800-326-2151.
Trustees who are not Interested Persons of the Trust
The following individuals are Trustees of the Trust (each, a “Trustee”), but not “interested persons” of the Trust, as that term is defined in the 1940 Act.
Name and Age	Position Held With Trust	Term of Office/ Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee in Public Companies
Robert M. Armstrong (Born: March 1939)	Trustee	Indefinite Term (1985 to present)	Independent Director and Consultant Services (1998–Present)	7	None
John M. Bulbrook (Born: July 1942)	Trustee	Indefinite Term (1985 to present)	CEO and Treasurer, John M. Bulbrook Insurance Agency, Inc. (d/b/a Bulbrook/Drislane Brokerage) (distributor of financial products, including insurance) (1984–Present)	7	None

PEAR TREE FUNDS

TRUSTEES AND OFFICERS (Unaudited) (continued)

Name and Age	Position Held With Trust	Term of Office/ Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee in Public Companies
William H. Dunlap (Born: March 1951)	Trustee	Indefinite Term (October 2006 to present)	President, New Hampshire Historical Society, (Feb. 2010–Present); Principal, William H. Dunlap & Company (consulting firm) (2005– Present); Director, Merrimack County Savings Bank (2005–Present); Trustee, New Hampshire Mutual Bancorp (2013–Present)	7	None
Clinton S. Marshall (Born: May 1957)	Trustee	Indefinite Term (April 2003 to present)	Principal, Coastal CFO Solutions, outsource firm offering CFO solutions to businesses (1998–Present); CFO, Fore River Company (2002–Present)	7	None

PEAR TREE FUNDS

TRUSTEES AND OFFICERS (Unaudited) (continued)

Trustees and Officers who are Interested Persons of the Trust
The following individuals are Trustees or officers of the Trust who are “interested persons” of the Trust, as that term is defined in the 1940 Act.
Name and Age	Position Held With Trust	Term of Office/ Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee/ Officer in Public Companies
Willard L. Umphrey* (Born: July 1941)	Trustee, President, Chairman (1985 to present)	Indefinite Term (1985 to present)	Director, U.S. Boston Capital Corporation; President, Pear Tree Advisors, Inc.	7
U.S. Boston Corporation; U.S. Boston Asset Management Corporation; Pear Tree Advisors, Inc.; Pear Tree Partners Management LLC; Unidine Corporation; USB Corporation; U.S. Boston Insurance Agency, Inc.; U.S. Boston Capital Corporation; Woundchek Laboratories

PEAR TREE FUNDS

TRUSTEES AND OFFICERS (Unaudited) (continued)

Name and Age	Position Held With Trust	Term of Office/ Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee/ Officer in Public Companies
Leon Okurowski (Born: December 1942)	Vice President, Treasurer (1985 to present)	(1985 to present)	Director and Vice President, U.S. Boston Capital Corporation; Treasurer, Pear Tree Advisors, Inc.	N/A
Everest USB Canadian Storage, Inc.; Pear Tree Advisors, Inc.; U.S. Boston Corporation; U.S. Boston Asset Management Corporation; USB Corporation; USB Everest Management, LLC; USB Everest Storage LLC; U.S. Boston Insurance Agency, Inc.; U.S. Boston Capital Corporation; Woundchek Laboratories

Deborah A. Kessinger (Born: May 1963)	Assistant Clerk and Chief Compliance Officer	(April 2005 to Present)
Senior Counsel (since 9/2004), President (since 8/2007) and Chief Compliance Officer (since 12/2005), U.S. Boston Capital Corporation; Senior Counsel (since 9/2004) and Chief Compliance Officer (since 10/2006), Pear Tree Advisors, Inc.; Compliance Consultant, Broadridge Financial Solutions (formerly Forefield, Inc.) (software provider) (2007 to 2016)
				N/A	None

PEAR TREE FUNDS

TRUSTEES AND OFFICERS (Unaudited) (continued)

Name and Age	Position Held With Trust	Term of Office/ Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee/ Officer in Public Companies
Diane Hunt (Born: February 1962)	Assistant Treasurer	(June 2010 to Present)	Controller (Since 3/2010) Pear Tree Advisors, Inc.; Accountant (Since 1984) U.S. Boston Capital Corporation	N/A	None
Thomas Buckley (Born: April 1985)	Clerk	(July 2018 to Present)	Legal Product Manager, Pear Tree Advisors, Inc.; Compliance Officer, Cantella & Co., Inc. (2/2018 – 7/2018); Compliance and Operations Associate, Arthur W. Wood Company (6/2016 –2/2018)	N/A	None
John Hunt (Born: July 1958)	Assistant Clerk	(February 2016 to Present)	Partner, Sullivan & Worcester LLP (4/2016 to present); Partner, Nutter, McClennen & Fish LLP (6/2012 to 4/2016)	N/A	None

•
Trustee has been determined to be an “Interested Trustee” by virtue of, among other things, affiliation with one or more of the Funds’ investment advisor, Pear Tree Advisors, Inc., and the Funds’ distributor, U.S. Boston Capital Corporation.

PEAR TREE FUNDS

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (the “Liquidity Program”) established by Pear Tree Funds in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Trustees have appointed the Trust’s Assistant Treasurer to serve as Administrator of the Liquidity Program, subject to the oversight of the Trustees. Each Fund’s sub-adviser (a “Sub-Adviser”) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the Liquidity Program, subject to the supervision of the Administrator and the Trustees.
The Administrator, among other things, (a) reviews the day-to-day operations of the Liquidity Program, (b) periodically reviews and approves liquidity classifications, (c) reviews periodic testing and determinations, as applicable, and (d) reviews other Liquidity Program related material. The Administrator also conducts periodic quantitative and qualitative assessments of each Sub-Adviser to monitor investment performance issues, risks and trends, including potential liquidity and valuation issues. In performing her functions, the Administrator relies on AbelNoser to provide certain data and other services. AbelNoser is not an affiliate of the Administrator, the Trust, the Fund’s investment manager or any Sub-Adviser.
At a meeting held on February 17, 2022, the Administrator provided to the Trustees a written report that addressed the Administrator’s assessment of the adequacy and effectiveness of the implementation and operation of the Liquidity Program and any material changes to the Liquidity Program. The report, which covered the period January 1, 2021 through December 31, 2021, included the Administrator’s assessment of important aspects of the Liquidity Program. The report also would have covered material liquidity matters that occurred or were reported during this period applicable to a Fund, had any occurred, and the Administrator’s actions to address such matters.
Operation and Effectiveness
Based on the review and assessment conducted by the Administrator, the Administrator determined that the Liquidity Program, was operating as designed, that is, in a manner that is adequate and effective at assessing the liquidity risk of each Fund, and that none of the Funds experienced a liquidity problem, notwithstanding the recent market volatility. In addition, the Administrator had recommended that the “highly liquid investment minimum” and the “illiquid percentage” for each Fund remain unchanged, that is, at 40 percent and 15 percent , respectively.

PEAR TREE FUNDS

SERVICE PROVIDERS

Manager	Pear Tree Advisors, Inc., 55 Old Bedford Road, Suite 202, Lincoln, MA 01773
Subadvisers
Chartwell Investment Partners LLC, 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312
Essex Investment Management Company, LLC, 125 High Street, Boston, MA 02110
Axiom Investors LLC, 33 Benedict Place, Greenwich, CT 06830
Polaris Capital Management, LLC, 121 High Street, Boston, MA 02110

Distributor	U.S. Boston Capital Corporation, 55 Old Bedford Road, Suite 202, Lincoln, MA 01773
Custodian	UMB Bank n.a., 928 Grand Boulevard, 5th Floor, Kansas City, Missouri 64106
Fund Accountant	UMB Fund Services, Inc., 235 West Galena Street, Milwaukee, Wisconsin 53212
Transfer Agent	Pear Tree Institutional Services, 55 Old Bedford Road, Suite 202, Lincoln, MA 01773
Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP, Two Liberty Place, 50 South 16th Street, Suite 2900 Philadelphia, PA 19102
Legal Counsel	Sullivan & Worcester LLP, One Post Office Square Boston, MA 02109
For Account Information	For Pear Tree Funds information, contact your financial adviser or, if you receive account statements directly from Pear Tree Funds, you can also call 1-800-326-2151. Telephone representatives are available from 8:30 a.m. to 4:30 p.m. Eastern Time. Or visit our website, www.peartreefunds.com

55 Old Bedford Road
Suite 202
Lincoln MA 01773
Address Service Requested
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© 2022 U.S. Boston Capital Corporation
Distributor of the Pear Tree Funds
Member, FINRA/SIPC

ITEM 1. (b)  Not applicable for report period.

ITEM 2.	Code of Ethics

(a)	As of the end of the period covered by this Form N-CSR, Pear Tree Funds has adopted a code of ethics (as defined in Item 2(b) of Form N-CSR) that applies to the registrant’s principal executive officer and principal financial officer.

(c)	There have been no amendments to the Pear Tree Fund’s Code of Ethics during the period covered by this report.

(d)	There have been no waivers to the Pear Tree Fund’s Code of Ethics during the period covered by this report.

(e)	Not applicable.

(f)(1)	One copy of the Code of Ethics is being filed under Item 12(a) hereto.

(f)(3)	The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-326-2151.

ITEM 3.	Audit Committee Financial Expert

Pear Tree Fund’s Trustees have determined that Mr. Clinton S. Marshall is an “audit committee financial expert,” as defined in Item 3(b) of Form N-CSR. Mr. Marshall is “independent” under the standards set forth in Item 3(a)(2) of Form N-CSR.

ITEM 4.	Principal Accountant Fees and Services

(a) - (d)           The following chart shows the aggregate fees billed in each of the last two fiscal years for services rendered by the registrant’s principal accountant, Tait, Weller and Baker, LLP (“Tait Weller”).

		FY 2021	FY 2022
Audit Fees*	Tait Weller	$146,200	$158,200
Audit-Related Fees**	Tait Weller	$0	$0
Tax Fees***	Tait Weller	$21,600	$24,600
All Other Fees****	Tait Weller	$0	$0

* “Audit Fees” are fees associated with professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

** “Audit-Related Fees” are fees associated with assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under “Audit Fees.”

*** “Tax Fees” are fees associated with professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Included with general tax compliance, advice and planning provided by Tait Weller to Pear Tree Funds was a review of Pear Tree Funds’ federal tax filings.

**** “All Other Fees” are fees associated with products and services provided by the principal accountant, other than the services reported as “Audit Fees,” “Audit-Related Fees,” or “Tax Fees.”

(e)(1)	To the extent required by applicable law, pre-approval by the Audit Committee of the Trustees is needed for:

(i)  All audit and permissible non-audit services rendered to the Pear Tree Funds; and

(ii)  All permissible non-audit services rendered to Pear Tree Advisors, Inc. if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis.

The Audit Committee may delegate the pre-approval of audit and permissible non-audit services and the related fees to the Chairman of the Audit Committee. Any such member’s decision to pre-approve audit and/or non-audit services and related fees shall be presented to the full Audit Committee, solely for informational purposes, at their next scheduled meeting.

(e)(2)	No services in the past two fiscal years of the registrant were approved by the Audit Committee pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f)	Not applicable.

(g)	The following chart shows the aggregate non-audit fees billed by Tait Weller for services rendered to the registrant and the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, for each of the last two fiscal years of the registrant.

		2021	2022
Fees	Tait Weller	$40,000	$41,200

(h)	Not applicable.

ITEM 5.	Audit Committee of Listed Registrants

Not applicable.

ITEM 6.	Investments

(a)	Included as part of report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

ITEM 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

ITEM 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

ITEM 10.	Submission of Matters to a Vote of Security Holders

Not applicable.

ITEM 11.	Controls and Procedures

(a)  The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(c)	There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

ITEM 13.	Exhibits

(a)(1)	Code of Ethics

(a)(2)	Certifications pursuant to Rule 30a-2(a) by the chief executive and financial officers.

(b)	Certification pursuant to Rule 30a-2(b) and Section 906 by the chief executive and financial officers.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pear Tree Funds

By:	/s/ Willard L. Umphrey

Willard L. Umphrey, President

Date: June 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Willard L. Umphrey

Willard L. Umphrey, President

Date: June 7, 2022

By:	/s/ Leon Okurowski

Leon Okurowski, Treasurer

Date: June 7, 2022